SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]

         Pre-Effective Amendment No. ______                           [ ]

         Post-Effective Amendment No.  4     (File No. 333-74865)     [X]
                                     -----    ------------------
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  6       (File No. 811-7195)                   [X]
                      ----

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                  55474
(Address of Depositor's Principal Executive Offices)     (Zip Code)

Depositor's Telephone Number, including Area Code        (612) 671-3678

       Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)
  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
  [X] on July 23, 2001  pursuant to paragraph  (b) of Rule 485
  [ ] 60 days after filing  pursuant to paragraph (a)(1) of Rule 485
  [ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

The prospectus containing information for the American Express Signature Variable Annuity(R) filed in the American Enterprise MVA Account's Initial Registration Statement No. 333-65080 is incorporated by reference.

PART B.

                        STATEMENT OF ADDITIONAL INFORMATION

                                       for

                  AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT



                                  July 23, 2001



American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI which you can obtain from your sales representative or by writing or calling us at the address or telephone number below. The prospectus is incorporated into this SAI by reference.



American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800)333-3437

                                TABLE OF CONTENTS

Performance Information.....................................................p. 3



Calculating Annuity Payouts.................................................p.17

Rating Agencies.............................................................p.18

Principal Underwriter.......................................................p.18

Independent Auditors........................................................p.18

Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T) to the power of n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Average Annual Total Return For Annuities With Withdrawal and Selection of the Guaranteed Minimum Income
Benefit Rider For Periods Ending Dec. 31, 2000


                                                    Performance of the subaccount        Performance of the fund(a)


                                                                           Since                                        Since
Subaccount     Investing In:                       1 Year   5  Years   Commencement   1 Year    5 Years   10 Years   Commencement
               AXP(R)VARIABLE PORTFOLIO -
EVB              Blue Chip Advantage Fund              --%     --%      -16.50%(c)    -17.59%       --%       --%         -5.37%
                 (5/00;9/99)(b)
ESI              Bond Fund (2/95;10/81)             -2.98    2.08         4.86         -2.98      2.08      6.40           8.49
ECR              Capital Resource Fund             -23.96    8.53        10.76        -23.96      8.53     11.24          11.92
                 (2/95;10/81)
EMS              Cash Management Fund (2/95;10/81)  -2.59    2.42         2.72         -2.59      2.42      2.82           4.65
EVD              Diversified Equity Income Fund        --      --        -6.41(c)      -8.70        --        --          -3.77
                 (5/00;9/99)
EIA              Extra Income Fund (8/99;5/96)     -16.51      --       -12.33        -16.51        --        --          -0.64
EVF              Federal Income Fund (5/00;9/99)       --      --        -0.77(c)      -0.17        --        --          -0.26
EVG              Growth Fund (5/00;9/99)               --      --       -30.28(c)     -25.68        --        --          -8.26
EMG              Managed Fund (2/95;4/86)          -10.05   10.04        11.84        -10.05     10.04     10.90           9.76
EGD              New Dimensions Fund(R)(10/97;     -16.27      --        12.83        -16.27        --        --          15.07
                 5/96)
EVS              Small Cap Advantage Fund              --      --        -7.46(c)      -4.11        --        --           6.45
                 (5/00;9/99)
               AIM V.I.
ECA              Capital Appreciation Fund         -17.95      --         6.84        -17.95     12.86        --          15.35
                 (8/99;5/93)
ECD              Capital Development Fund            0.54       --       23.69          0.54        --        --           6.54
                 (9/99;5/98)
EVA              Value Fund (10/97;5/93)           -21.38      --        10.49        -21.38     13.27        --          15.26
               ALLIANCE VP
EPP              Premier Growth Portfolio (Class   -23.33      --        -6.94        -23.33     19.17        --          18.22
                 B) (9/99;6/92)
ETC              Technology Portfolio (Class B)    -27.82      --         2.00        -27.82        --        --          19.07
                 (9/99;1/96)
EHG              U.S. Government/High Grade          2.00      --         1.13          2.00      2.69        --           4.05
                 Securities Portfolio (Class B)
                 (9/99;9/92)
               BARON CAPITAL FUNDS TRUST
EAS              Baron Capital Asset Fund -        -10.37      --         5.57        -10.37        --        --          24.65
                 Insurance Shares (9/99;10/98)
               CREDIT SUISSE WARBURG PINCUS TRUST
EEG              Emerging Growth Portfolio          -9.34      --        17.01         -9.34        --        --          15.09
                 (9/99;9/99)(d)
               FIDELITY VIP
EFG              III Growth & Income Portfolio     -11.33      --        -4.14        -11.33        --        --          11.80
                 (Service Class) (9/99;12/96)
EFM              III Mid Cap Portfolio (Service     24.47      --        44.74         24.47        --        --          38.43
                 Class) (9/99;12/98)
EFO              Overseas Portfolio (Service       -25.51      --        -5.66        -25.51      7.72      7.34           6.42
                 Class) (9/99;1/87)
               FRANKLIN TEMPLETON VIP TRUST
ERE              Franklin Real Estate Fund -        22.39      --        15.83         22.39      7.80     11.52           8.50
                 Class 2 (9/99;1/89)(e)
EMU              Mutual Shares Securities Fund -     4.30      --         9.32          4.30        --        --           8.62
                 Class 2 (9/99;11/96)(e)
EIS              Templeton International Smaller    -9.07      --        -3.97         -9.07        --        --           0.99
                 Companies Fund - Class 2
                 (9/99;5/96)(e)

Average Annual Total Return For Annuities With Withdrawal and Selection of the Guaranteed Minimum Income
Benefit Rider For Periods Ending Dec. 31, 2000 (continued)


                                                    Performance of the subaccount        Performance of the fund(a)


                                                                          Since                                        Since
Subaccount    Investing In:                       1 Year  5 years     Commencement  1 Year    5 Years   10 Years   Commencement

              GOLDMAN SACHS VIT
JCG              Capital Growth Fund (9/99;4/98)   -15.25%     --%       -0.69%       -15.25%       --%       --%          7.27%
JUS              CORE(SM) U.S. Equity Fund         -16.76      --        -5.07        -16.76        --        --           5.42
                 (9/99;2/98)(f)
JGL              Global Income Fund (9/99;1/98)      0.36      --         0.35          0.36        --        --           1.63
JIF              International Equity Fund         -20.03      --        -2.42        -20.03        --        --           7.66
                 (9/99;1/98)
EIT              Internet Tollkeeper Fund(SM)          --      --       -37.06(c)       --          --        --         -36.95(g)
                 (5/00;4/00)(f)
                JANUS ASPEN SERIES


EJA              Aggressive Growth Portfolio:          --      --       -32.62(c)     -37.09     17.34        --          20.09
                 Service Shares (5/00;9/93)(b),(h)


EJT              Global Technology Portfolio:          --      --       -35.81(c)       --          --        --         -39.19(g)
                 Service Shares (5/00; 1/00)(h)
EJG              Growth Portfolio: Service Shares      --      --       -22.87(c)     -21.47     15.62        --          15.09
                 (5/00;9/93)(h)
EJI              International Growth Portfolio:       --      --       -26.78(c)     -22.74     20.57        --          18.40
                 Service Shares (5/00;5/94)(h)
               J.P. MORGAN
EDE              U.S. Disciplined Equity           -18.01      --        -8.73        -18.01     12.18        --          15.43
                 Portfolio (9/99;1/95)
               LAZARD RETIREMENT SERIES
ERQ              Equity Portfolio (9/99;3/98)       -8.04      --        -3.78         -8.04        --        --          2.76
ERI              International Equity Portfolio    -16.74      --        -7.14        -16.74        --        --          5.12
                 (9/99;9/98)
               MFS(R)
END              New Discovery Series - Initial     -9.76      --        29.66         -9.76        --        --          19.23
                 Class (9/99;5/98)
ERS              Research Series - Initial Class   -12.39      --         2.63        -12.39     13.89        --          14.80
                 (9/99;7/95)
EUT              Utilities Series - Initial Class   -1.46      --        15.74         -1.46     18.33        --          20.65
                 (9/99;1/95)
               PUTNAM VARIABLE TRUST
EPG              Putnam VT Growth and Income Fund   -0.67      --         7.97         -0.67     11.13     12.46          12.41
                 - Class IB Shares (10/98;2/88)(i)
EPL              Putnam VT International Growth    -16.71      --        10.93        -16.71        --        --          15.82
                 Fund - Class IB Shares
                 (9/99;1/97)(i)
EPN              Putnam VT International New       -43.40      --        -7.83        -43.40        --        --           6.29
                 Opportunities Fund - Class IB
                 Shares (9/99;1/97)(i)
               ROYCE CAPITAL FUND
EMC              Micro-Cap Portfolio (9/99;12/96)(j) 9.53      --        21.34          9.53        --        --          14.75
EPR              Small-Cap Portfolio (9/99;12/96)   24.11      --        27.28         24.11        --        --          13.55
               THIRD AVENUE
ETV              Value Portfolio (5/00;9/99)           --      --        20.94(c)      31.14        --        --          31.54
               WANGER
EIC              International Small Cap           -33.57      --         3.14        -33.57     17.26        --          21.22
                 (9/99;5/95)
EUC              U.S. Small Cap (9/99;5/95)        -15.42      --         6.59        -15.42     16.23        --          17.13

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since the commencement date of the subaccount.
(d) Previously named Warburg Pincus Trust -Emerging Growth Portfolio.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(j) Previously named Royce Premier Portfolio.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Guaranteed Minimum Income
Benefit Rider For Periods Ending Dec. 31, 2000


                                                   Performance of the subaccount          Performance of the fund (a)


                                                                         Since                                           Since
Subaccount     Investing In:                       1 Year  5 Years   Commencement   1 Year     5 Years    10 Years   Commencement

               AXP(R)VARIABLE PORTFOLIO -
EVB              Blue Chip Advantage Fund              --%     --%      -10.97%(c)    -12.14%       --%       --%         -0.57%
                 (5/00;9/99)(b)
ESI              Bond Fund (2/95;10/81)              3.57    2.98         5.40         3.57       2.98      6.40           8.49
ECR              Capital Resource Fund             -18.99    9.24        11.17        -18.99      9.24     11.24          11.92
                 (2/95;10/81)
EMS              Cash Management Fund (2/95;10/81)   3.99    3.32         3.31         3.99       3.32      2.82           4.65
EVD              Diversified Equity Income Fund        --      --        -0.12(c)      -2.58        --        --           1.18
                 (5/00;9/99)
EIA              Extra Income Fund (8/99;5/96)     -10.97      --        -8.05        -10.97        --        --           0.33
EVF              Federal Income Fund (5/00;9/99)       --      --         5.95(c)       6.59        --        --           4.89
EVG              Growth Fund (5/00;9/99)               --      --       -25.78(c)     -20.83        --        --          -3.70
EMG              Managed Fund (2/95;4/86)           -4.04   10.71        12.24         -4.04     10.71     10.90           9.76
EGD              New Dimensions Fund(R)(10/97;5/96 -10.72      --        14.26        -10.72        --        --          15.71
EVS              Small Cap Advantage Fund              --      --        -1.25(c)       2.35        --        --          11.72
                 (5/00;9/99)
               AIM V.I.
ECA              Capital Appreciation Fund         -12.52      --        11.86        -12.52     13.47        --          15.35
                 (8/99;5/93)
ECD              Capital Development Fund            7.36      --        28.83         7.36         --        --           8.53
                 (9/99;5/98)
EVA              Value Fund (10/97;5/93)           -16.21      --        11.99        -16.21     13.87        --          15.26
               ALLIANCE VP
EPP              Premier Growth Portfolio (Class   -18.31      --        -2.17        -18.31     19.66        --          18.22
                 B) (9/99;6/92)
ETC              Technology Portfolio (Class B)    -23.14      --         7.09        -23.14        --        --          19.57
                 (9/99;1/96)
EHG              U.S. Government/High Grade          8.93      --         6.44          8.93      3.57        --           4.05
                 Securities Portfolio (Class B)
                 (9/99;9/92)
               CREDIT SUISSE WARBURG PINCUS TRUST
EEG              Emerging Growth Portfolio          -3.27      --        22.23         -3.27        --        --          20.21
                 (9/99;9/99)(d)
               BARON CAPITAL FUNDS TRUST
EAS              Baron Capital Asset Fund -         -4.38      --        10.94         -4.38        --        --          26.65
                 Insurance Shares (9/99;10/98)
               FIDELITY VIP
EFG              III Growth & Income Portfolio      -5.41      --         0.84         -5.41        --        --          12.69
                 (Service Class) (9/99;12/96)
EFM              III Mid Cap Portfolio (Service     31.47      --        49.67         31.47        --        --          40.56
                 Class) (9/99;12/98)
EFO              Overseas Portfolio (Service       -20.65      --        -0.79        -20.65      8.45      7.34           6.42
                 Class) (9/99;1/87)
               FRANKLIN TEMPLETON VIP TRUST
ERE              Franklin Real Estate Fund -        29.39      --        21.06         29.39      8.53     11.52           8.50
                 Class 2 (9/99;1/89)(e)
EMU              Mutual Shares Securities Fund -    11.30      --        14.64         11.30        --        --           9.53
                 Class 2 (9/99;11/96)(e)
EIS              Templeton International Smaller    -2.98      --         1.03         -2.98        --        --           1.99
                 Companies Fund - Class 2
                 (9/99;5/96)(e)

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Guaranteed Minimum Income
Benefit Rider For Periods Ending Dec. 31, 2000 (continued)


                                                     Performance of the subaccount        Performance of the fund(a)


                                                                        Since                                          Since
Subaccount    Investing In:                       1 Year  5 years    Commencement    1 Year   5 Years   10 Years   Commencement

              GOLDMAN SACHS VIT
JCG              Capital Growth Fund (9/99;4/98)    -9.63%     --%        4.45%        -9.63%       --%       --%          9.23%
JUS              CORE(SM) U.S. Equity Fund         -11.25      --        -0.17        -11.25        --        --           7.28
                 (9/99;2/98)(f)
JGL              Global Income Fund (9/99;1/98)      7.17      --         5.62          7.17        --        --           3.55
JIF              International Equity Fund         -14.77      --         2.66        -14.77        --        --           9.38
                 (9/99;1/98)
EIT              Internet Tollkeeper Fund(SM)          --      --       -33.07(c)         --        --        --         -32.95(g)
                 (5/00;4/00)(f)
               JANUS ASPEN SERIES

EJA              Aggressive Growth Portfolio:          --      --       -28.30(c)     -33.11     17.87        --          20.09
                 Service Shares (5/00;9/93)(b),(h)

EJT              Global Technology Portfolio:          --      --       -31.73(c)       --          --        --         -35.37(g)
                 Service Shares (5/00; 1/00)(h)
EJG              Growth Portfolio: Service Shares      --      --       -17.81(c)     -16.31     16.17        --          15.09
                 (5/00;9/93)(h)
EJI              International Growth Portfolio:       --      --       -22.02(c)     -17.68     21.04        --          18.52
                 Service Shares (5/00;5/94)(h)
               J.P. MORGAN
EDE              U.S. Disciplined Equity           -12.59      --        -4.00        -12.59     12.81        --          15.75
                 Portfolio (9/99;1/95)
               LAZARD RETIREMENT SERIES
ERQ              Equity Portfolio (9/99;3/98)       -1.87      --         1.25         -1.87        --        --           4.77
ERI              International Equity Portfolio    -11.22      --        -2.28        -11.22        --        --           7.49
                 (9/99;9/98)
               MFS (R)
END              New Discovery Series - Initial     -3.72      --        34.73         -3.72        --        --          20.88
                 Class (9/99;5/98)
ERS              Research Series - Initial Class    -6.55      --         7.90         -6.55     14.48        --          15.20
                 (9/99;7/95)
EUT              Utilities Series - Initial Class    5.21      --        20.97          5.21     18.83        --          20.91
                 (9/99;1/95)
               PUTNAM VARIABLE TRUST
EPG              Putnam VT Growth and Income Fund    6.05      --        10.37          6.05     11.77     12.46          12.41
                 - Class IB Shares (10/98;2/88)(i)
EPL              Putnam VT International Growth    -11.20      --        16.22        -11.20        --        --          16.77
                 Fund - Class IB Shares
                 (9/99;1/97)(i)
EPN              Putnam VT International New       -39.90      --        -3.15        -39.90        --        --           7.52
                 Opportunities Fund - Class IB
                 Shares (9/99;1/97)(i)
               ROYCE CAPITAL FUND
EMC              Micro-Cap Portfolio (9/99;12/96)(j)16.53      --        26.50         16.53        --        --          15.56
EPR              Small-Cap Portfolio (9/99;12/96)   31.11      --        32.38         31.11        --        --          14.39
               THIRD AVENUE
ETV              Value Portfolio (5/00;9/99)           --      --        27.94(c)      38.14        --        --          36.58
               WANGER
EIC              International Small Cap           -29.32      --         8.38        -29.32     17.78      --            21.50
                 (9/99;5/95)
EUC              U.S. Small Cap (9/99;5/95)         -9.81      --        11.94         -9.81     16.77      --            17.47

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since the commencement date of the subaccount.
(d) Previously named Warburg Pincus Trust -Emerging Growth Portfolio.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(j) Previously named Royce Premier Portfolio.

Average Annual Total Return For Annuities With Withdrawal For Periods Ending Dec. 31, 2000


                                                     Performance of the subaccount        Performance of the fund(a)


                                                                         Since                                         Since
Subaccount     Investing In:                       1 Year   5 Years   Commencement   1 Year   5 Years   10 Years   Commencement

               AXP(R)VARIABLE PORTFOLIO -
EVB              Blue Chip Advantage Fund              --%     --%      -16.17%(c)    -17.27%       --%          --%         -5.04%
                 (5/00;9/99)(b)
ESI              Bond Fund (2/95;10/81)             -2.65    2.44         5.22         -2.65      2.44      6.75           8.84
ECR              Capital Resource Fund             -23.63    8.89        11.12        -23.63      8.89      11.59         12.27
                 (2/95;10/81)
EMS              Cash Management Fund (2/95;10/81)  -2.27    2.79         3.08         -2.27      2.79      3.17           5.00
EVD              Diversified Equity Income Fund        --      --        -6.09(c)      -8.38        --        --          -3.44
                 (5/00;9/99)
EIA              Extra Income Fund (8/99;5/96)     -16.18      --       -12.00        -16.18        --        --          -0.30
EVF              Federal Income Fund (5/00;9/99)      --       --        -0.44(c)       0.15        --        --           0.07
EVG              Growth Fund (5/00;9/99)              --       --       -29.95(c)     -25.35        --        --          -7.93
EMG              Managed Fund (2/95;4/86)           -9.73   10.39        12.20         -9.73     10.39     11.25          10.11
EGD              New Dimensions Fund(R)(10/97;5/96)-15.95      --        13.19        -15.95        --        --          15.43
EVS              Small Cap Advantage Fund              --      --        -7.13(c)      -3.79        --        --           6.81
                 (5/00;9/99)
               AIM V.I.
ECA              Capital Appreciation Fund         -17.62      --         7.20        -17.62     13.22        --          15.70
                 (8/99;5/93)
ECD              Capital Development Fund            0.87      --        24.05          0.87        --        --           6.90
                 (9/99;5/98)
EVA              Value Fund (10/97;5/93)           -21.05      --        10.85        -21.05     13.63        --          15.61
               ALLIANCE VP
EPP              Premier Growth Portfolio (Class   -23.00      --        -6.61        -23.00     19.52        --          18.57
                 B) (9/99;6/92)
ETC              Technology Portfolio (Class B)    -27.49      --         2.33        -27.49        --        --          19.42
                 (9/99;1/96)
EHG              U.S. Government/High Grade          2.33      --         1.46          2.33      3.05        --           4.40
                 Securities Portfolio (Class B)
                 (9/99;9/92)
               BARON CAPITAL FUNDS TRUST
EAS              Baron Capital Asset Fund -         -10.05     --         5.93        -10.05        --        --          25.00
                 Insurance Shares (9/99;10/98)
               CREDIT SUISSE WARBURG PINCUS TRUST
EEG              Emerging Growth Portfolio          -9.02      --        17.36         -9.02        --        --          15.44
                 (9/99;9/99)(d)
               FIDELITY VIP
EFG              III Growth & Income Portfolio      -11.00     --        -3.81        -11.00        --        --          12.16
                 (Service Class) (9/99;12/96)
EFM              III Mid Cap Portfolio (Service     24.82      --        45.09         24.82        --        --          38.79
                 Class) (9/99;12/98)
EFO              Overseas Portfolio (Service        -25.18     --        -5.33        -25.18      8.08      7.69           6.77
                 Class) (9/99;1/87)
               FRANKLIN TEMPLETON VIP TRUST
ERE              Franklin Real Estate Fund -        22.74      --        16.19         22.74      8.16     11.87           8.85
                 Class 2 (9/99;1/89)(e)
EMU              Mutual Shares Securities Fund -     4.65      --         9.68         4.65         --        --           8.98
                 Class 2 (9/99;11/96)(e)
EIS              Templeton International Smaller    -8.75      --        -3.64         -8.75        --        --           1.34
                 Companies Fund - Class 2
                 (9/99;5/96)(e)

Average Annual Total Return For Annuities With Withdrawal For Periods Ending Dec. 31, 2000 (continued)


                                                     Performance of the subaccount        Performance of the fund(a)


                                                                          Since                                         Since
Subaccount    Investing In:                        1 Year   5 Years   Commencement   1 Year   5 Years   10 Years    Commencement
              GOLDMAN SACHS VIT
JCG              Capital Growth Fund (9/99;4/98)   -14.93%     --%       -0.36%       -14.93%       --%       --%          7.63%
JUS              CORE(SM) U.S. Equity Fund         -16.44      --        -4.74        -16.44        --        --           5.78
                 (9/99;2/98)(f)
JGL              Global Income Fund (9/99;1/98)      0.69      --         0.68          0.69        --        --           2.00
JIF              International Equity Fund         -19.71      --        -2.08        -19.71        --        --           8.02
                 (9/99;1/98)
EIT              Internet Tollkeeper Fund(SM)          --       --      -36.73(c)         --        --        --         -36.62(g)
                 (5/00;4/00)(f)
               JANUS ASPEN SERIES

EJA              Aggressive Growth Portfolio:          --      --       -32.30(c)     -36.76     17.70        --          20.44
                 Service Shares (5/00;9/93)(b),(h)

EJT              Global Technology Portfolio:          --      --       -35.49(c)         --        --        --         -38.87(g)
                 Service Shares (5/00; 1/00)(h)
EJG              Growth Portfolio: Service Shares      --      --       -22.54(c)     -21.14     15.97        --          15.44
                 (5/00;9/93)(h)
EJI              International Growth Portfolio:       --      --       -26.46(c)     -22.41     20.93        --          18.75
                 Service Shares (5/00;5/94)(h)
               J.P. MORGAN
EDE              U.S. Disciplined Equity           -17.68      --        -8.39        -17.68     12.54        --          15.78
                 Portfolio (9/99;1/95)
               LAZARD RETIREMENT SERIES
ERQ              Equity Portfolio (9/99;3/98)       -7.72      --        -3.44         -7.72        --        --           3.12
ERI              International Equity Portfolio    -16.41      --        -6.81        -16.41        --        --           5.48
                 (9/99;9/98)
               MFS (R)
END              New Discovery Series - Initial     -9.44      --        30.01         -9.44        --        --          19.59
                 Class (9/99;5/98)
ERS              Research Series - Initial Class   -12.06      --         2.96        -12.06     14.24        --          15.16
                 (9/99;7/95)
EUT              Utilities Series - Initial Class   -1.13      --        16.09         -1.13     18.68        --          21.00
                 (9/99;1/95)
               PUTNAM VARIABLE TRUST
EPG              Putnam VT Growth and Income Fund   -0.35      --         8.33         -0.35     11.48     12.81          12.76
                 - Class IB Shares (10/98;2/88)(i)
EPL              Putnam VT International Growth    -16.39      --        11.28        -16.39        --        --          16.18
                 Fund - Class IB Shares
                 (9/99;1/97)(i)
EPN              Putnam VT International New       -43.08      --        -7.50        -43.08        --        --           6.66
                 Opportunities Fund - Class IB
                 Shares (9/99;1/97)(i)
               ROYCE CAPITAL FUND
EMC              Micro-Cap Portfolio (9/99;12/96)(j) 9.88      --        21.69          9.88        --        --          15.10
EPR              Small-Cap Portfolio (9/99;12/96)   24.46      --        27.64         24.46        --        --          13.91
               THIRD AVENUE
ETV              Value Portfolio (5/00;9/99)           --      --        21.29(c)      31.49        --        --          31.90
               WANGER
EIC              International Small Cap           -33.25      --         3.48        -33.25     17.61        --          21.57
                 (9/99;5/95)
EUC              U.S. Small Cap (9/99;5/95)        -15.10      --         6.95        -15.10     16.58       --          17.49

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since the commencement date of the subaccount.
(d) Previously named Warburg Pincus Trust -Emerging Growth Portfolio.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(j) Previously named Royce Premier Portfolio.

Average Annual Total Return For Annuities Without Withdrawal For Periods Ending Dec. 31, 2000


                                                   Performance of the subaccount        Performance of the fund(a)


                                                                        Since                                          Since
Subaccount     Investing In:                       1 Year  5 Years   Commencement    1 Year   5 Years   10 Years    Commencement
               AXP(R)VARIABLE PORTFOLIO -
EVB              Blue Chip Advantage Fund              --%     --%      -10.62%(c)    -11.79%       --%       --%         -0.22%
                 (5/00;9/99)(b)
ESI              Bond Fund (2/95;10/81)              3.92    3.33         5.75          3.92      3.33      6.75           8.84
ECR              Capital Resource Fund             -18.64    9.59        11.52        -18.64      9.59     11.59          12.27
                 (2/95;10/81)
EMS              Cash Management Fund (2/95;10/81)   4.34    3.67         3.66          4.34      3.67      3.17           5.00
EVD              Diversified Equity Income Fund       --       --         0.23(c)      -2.23        --        --           1.53
                 (5/00;9/99)
EIA              Extra Income Fund (8/99;5/96)     -10.62      --        -7.70        -10.62        --        --           0.68
EVF              Federal Income Fund (5/00;9/99)       --      --         6.30(c)       6.94        --        --           5.24
EVG              Growth Fund (5/00;9/99)               --      --       -25.43(c)     -20.48        --        --          -3.35
EMG              Managed Fund (2/95;4/86)           -3.69   11.06        12.59         -3.69     11.06     11.25          10.11
EGD              New Dimensions Fund(R)(10/97;5/96)-10.37      --        14.61        -10.37        --        --          16.06
EVS              Small Cap Advantage Fund            --        --        -0.90(c)       2.70        --        --          12.07
                 (5/00;9/99)
               AIM V.I.
ECA              Capital Appreciation Fund         -12.17      --        12.21        -12.17     13.82        --          15.70
                 (8/99;5/93)
ECD              Capital Development Fund            7.71      --        29.18          7.71        --        --           8.88
                 (9/99;5/98)
EVA              Value Fund (10/97;5/93)           -15.86      --        12.34        -15.86        --        --          15.61
               ALLIANCE VP
EPP              Premier Growth Portfolio (Class   -17.96      --        -1.82        -17.96     20.01        --          18.57
                 B) (9/99;6/92)
ETC              Technology Portfolio (Class B)    -22.79      --         7.44        -22.79        --        --          19.92
                 (9/99;1/96)
EHG              U.S. Government/High Grade          9.28      --         6.79          9.28      3.92        --           4.40
                 Securities Portfolio (Class B)
                 (9/99;9/92)
               BARON CAPITAL FUNDS TRUST
EAS              Baron Capital Asset Fund -         -4.03      --        11.29         -4.03        --        --          27.00
                 Insurance Shares (9/99;10/98)
               CREDIT SUISSE WARBURG PINCUS TRUST
EEG              Emerging Growth Portfolio          -2.92      --        22.58         -2.92        --        --          20.56
                 (9/99;9/99)(d)
               FIDELITY VIP
EFG              III Growth & Income Portfolio      -5.06      --         1.19         -5.06        --        --          13.04
                 (Service Class) (9/99;12/96)
EFM              III Mid Cap Portfolio (Service     31.82      --        50.02         31.82        --        --          40.91
                 Class) (9/99;12/98)
EFO              Overseas Portfolio (Service       -20.30      --        -0.44        -20.30      8.80      7.69           6.77
                 Class) (9/99;1/87)
               FRANKLIN TEMPLETON VIP TRUST
ERE              Franklin Real Estate Fund -        29.74      --        21.41         29.74      8.88     11.87           8.85
                 Class 2 (9/99;1/89)(e)
EMU              Mutual Shares Securities Fund -    11.65      --        14.99         11.65        --        --           9.88
                 Class 2 (9/99;11/96)(e)
EIS              Templeton International Smaller    -2.63      --         1.38         -2.63        --        --           2.34
                 Companies Fund - Class 2
                 (9/99;5/96)(e)


Average Annual Total Return For Annuities Without Withdrawal For Periods Ending Dec. 31, 2000 (continued)


                                                    Performance of the subaccount         Performance of the fund(a)


                                                                         Since                                         Since
Subaccount    Investing In:                        1 Year   5 Years   Commencement   1 Year   5 Years   10 Years    Commencement
              GOLDMAN SACHS VIT
JCG              Capital Growth Fund (9/99;4/98)    -9.28%     --%        4.80%        -9.28%       --%       --%          9.58%
JUS              CORE(SM) U.S. Equity Fund         -10.90      --         0.18        -10.90        --        --           7.63
                 (9/99;2/98)(f)
JGL              Global Income Fund (9/99;1/98)      7.52      --         5.97          7.52        --        --           3.90
JIF              International Equity Fund         -14.42      --         3.01        -14.42        --        --           9.73
                 (9/99;1/98)
EIT              Internet Tollkeeper Fund(SM)          --      --       -32.72(c)         --        --        --         -32.60(g)
                 (5/00;4/00)(f)
               JANUS ASPEN SERIES

EJA              Aggressive Growth Portfolio:          --      --       -27.95(c)     -32.76     18.22        --          20.44
                 Service Shares (5/00;9/93)(b),(h)

EJT              Global Technology Portfolio:          --      --       -31.38(c)         --        --        --         -35.02(g)
                 Service Shares (5/00; 1/00)(h)
EJG              Growth Portfolio: Service Shares      --      --       -17.46(c)     -15.96     16.52        --          15.44
                 (5/00;9/93)(h)
EJI              International Growth Portfolio:       --      --       -21.67(c)     -17.33     21.39        --          18.87
                 Service Shares (5/00;5/94)(h)
               J.P. MORGAN
EDE              U.S. Disciplined Equity           -12.24   13.16        -3.65        -12.24     13.16        --          16.10
                 Portfolio (9/99;1/95)
               LAZARD RETIREMENT SERIES
ERQ              Equity Portfolio (9/99;3/98)       -1.52      --         1.60         -1.52        --        --           5.12
ERI              International Equity Portfolio    -10.87      --        -1.93        -10.87        --        --           7.84
                 (9/99;9/98)
               MFS(R)
END              New Discovery Series - Initial     -3.37      --        35.08         -3.37        --        --          21.23
                 Class (9/99;5/98)
ERS              Research Series - Initial Class    -6.20      --         8.25         -6.20     14.83        --          15.55
                 (9/99;7/95)
EUT              Utilities Series - Initial Class    5.56      --        21.32          5.56     19.18        --          21.26
                 (9/99;1/95)
               PUTNAM VARIABLE TRUST
EPG              Putnam VT Growth and Income Fund    6.40      --        10.72          6.40     12.12     12.81          12.76
                 - Class IB Shares (10/98;2/88)(i)
EPL              Putnam VT International Growth    -10.85      --        16.57        -10.85        --        --          17.12
                 Fund - Class IB Shares
                 (9/99;1/97)(i)
EPN              Putnam VT International New       -39.55      --        -2.80        -39.55        --        --           7.87
                 Opportunities Fund - Class IB
                 Shares (9/99;1/97)(i)
               ROYCE CAPITAL FUND
EMC              Micro-Cap Portfolio (9/99;12/96)(j)16.88      --        26.85         16.88        --        --          15.91
EPR              Small-Cap Portfolio (9/99;12/96)   31.46      --        32.73         31.46        --        --          14.74
               THIRD AVENUE
ETV              Value Portfolio (5/00;9/99)           --      --        28.29(c)      38.49        --        --          36.93
               WANGER
EIC              International Small Cap           -28.97      --         8.73        -28.97     18.13        --          21.85
                 (9/99;5/95)
EUC              U.S. Small Cap (9/99;5/95)         -9.46      --        12.29         -9.46     17.12        --        17.82

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since the commencement date of the subaccount.
(d) Previously named Warburg Pincus Trust -Emerging Growth Portfolio.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(j) Previously named Royce Premier Portfolio.


Cumulative Total Return

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                      ERV - P
                                      -------
                                         P

where:        P = a hypothetical initial payment of $1,000
           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We may also show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the annual contract administrative charge, the variable account administrative charge, the Guaranteed Minimum Income Benefit Rider fee, the 8% Performance Credit Rider fee and the mortality and expense risk fee.

Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:


For a subaccount investing in a money market fund, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
         (b)  less  a pro  rata  share  of  the subaccount   expenses  accrued
              over  the  period;
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
         (d)  raising the base period return to the power of 365/7.


The subaccount's value includes:
o any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o any dividends declared for such shares.

It does not include:

o the  effect  of  any  applicable  withdrawal  charge,  or

o any  realized  or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) to the power of 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000
Subaccount               Investing In:                                          Simple Yield       Compound Yield
EMS                      AXP(R)Variable Portfolio - Cash Management Fund             4.54%              4.64%


Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                   YIELD = 2[( a-b + 1) to the power of 6 - 1]
                               ---
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period
               that were entitled to receive dividends
          d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ending Dec. 31, 2000

Subaccount       Investing In:                                                  Simple Yield
ESI              AXP(R)Variable Portfolio - Bond Fund                                6.93%
EVD              AXP(R)Variable Portfolio - Diversified Equity Income Fund           0.00
EIA              AXP(R)Variable Portfolio - Extra Income Fund                       10.98
EVF              AXP(R)Variable Portfolio - Federal Income Fund                      5.02


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per-share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The One-Year Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.



      Rating Agency                  Rating

      A.M. Best                    A+ (Superior)


      Duff & Phelps                AA+


      Moody's                      Aa2 (Excellent)


A.M. Best's superior rating (second of 16 categories) reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Fitch's (formerly Duff & Phelps) second highest rating (of 24 categories) reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating (third of 21 categories) reflects our leadership position in financial planning, strong asset, liability management and good capitalization.



PRINCIPAL UNDERWRITER

The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.

Withdrawal charges received by AEFA for the last two years aggregated total $662,606 and $479,554, respectively.

Commissions paid by American Enterprise Life for the last two years aggregated total $32,468,381 and $5,924,368 respectively.

The contract was new as of 1999 and, therefore, we do not have three years of history for withdrawal charges received or commissions paid.

INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

American Enterprise Variable Annuity Account -- American Express Signature Variable Annuity (R)


Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account -- American Express Signature Variable Annuity SM (comprised of subaccounts EVB, ESI, ECR, EMS, EVD, EIA, EVF, EVG, EMG, EGD, EVS, ECA, ECD, EVA, EPP, ETC, EHG, EAS, EEG, EFG, EFM, EFO, ERE, EMU, EIS, JCG, JUS, JGL, JIF, EIT, EJA, EJT, EJG, EJI, EDE, ERQ, ERI, END, ERS, EUT, EPG, EPL, EPN, EMC, EPR, ETV, EIC and EUC) as of December 31, 2000, and the related statements of operations and the statements of changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account -- American Express Signature Variable Annuity SM at December 31, 2000, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001

American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                             Segregated Asset Subaccounts
Assets                               EVB             ESI             ECR             EMS             EVD            EIA
Investments in shares
of mutual funds
and portfolios:
  at cost                         $ 271,525    $ 13,995,096    $ 13,384,798     $ 5,547,201       $ 16,203       $ 539,637
                                  ---------    ------------    ------------     -----------       --------       ---------
  at market value                 $ 254,049    $ 13,079,538    $ 12,042,880     $ 5,546,309       $ 16,506       $ 489,318
Dividends receivable                     --          74,781              --          27,905             --           4,449
Accounts receivable
from American Enterprise
Life for contract purchase
payments                                 --          17,564          12,094              --             --           4,938
Receivable from mutual
funds and portfolios
for share redemptions                    --              --              --              --             --              --
                                  ---------    ------------    ------------     -----------       --------       ---------
Total assets                        254,049      13,171,883      12,054,974       5,574,214         16,506         498,705
                                    -------      ----------      ----------       ---------         ------         -------

Liabilities
Payable to American Enterprise
Life for:
  Mortality and expense risk fee        230          12,991          11,889           5,797             12             517
  Issue and administrative fee           28           1,559           1,427             696              2              62
  Contract terminations                  --              --              --         105,913             --              --
Payable to mutual funds and
portfolios for investments
purchased                                --              --              --              --             --              --
                                    -------      ----------      ----------       ---------         ------         -------
Total liabilities                       258          14,550          13,316         112,406             14             579
                                        ---          ------          ------         -------             --             ---
Net assets applicable to
contracts in accumulation
period                              253,791      13,142,720      12,033,915       5,461,768         16,492         498,126
Net assets applicable to
contracts in payment period              --          14,613           7,743              40             --              --
                                    -------      ----------      ----------       ---------         ------         -------
Total net assets                  $ 253,791    $ 13,157,333    $ 12,041,658     $ 5,461,808       $ 16,492       $ 498,126
                                  ---------    ------------    ------------     -----------       --------       ---------
Accumulation units outstanding      285,676       9,498,099       6,357,512       4,421,199         16,486         556,413
                                    -------       ---------       ---------       ---------         ------         -------
Net asset value per
accumulation unit                    $ 0.89          $ 1.38          $ 1.89          $ 1.24         $ 1.00          $ 0.90
                                     ------          ------          ------          ------         ------          ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                           Segregated Asset Subaccounts
Assets                             EVF             EVG             EMG             EGD             EVS            ECA
Investments in shares of
mutual funds and portfolios:
  at cost                        $ 73,163       $ 179,216    $ 14,144,637     $ 5,961,711       $ 20,195     $ 4,623,040
                                 --------       ---------    ------------     -----------       --------     -----------
  at market value                $ 74,127       $ 147,708    $ 13,531,889     $ 5,711,046       $ 19,620     $ 3,785,842
Dividends receivable                  291              --              --              --             --              --
Accounts receivable from
American Enterprise Life
for contract purchase
payments                            6,910              --          13,235          31,291             --          52,760
Receivable from mutual
funds and portfolios
for share redemptions                  --              --              --              --             --           4,006
                                 --------       ---------    ------------     -----------       --------     -----------
Total assets                       81,328         147,708      13,545,124       5,742,337         19,620       3,842,608
                                   ------         -------      ----------       ---------         ------       ---------

Liabilities
Payable to American Enterprise
Life for:
  Mortality and expense risk fee       65             144          13,361           5,624             24           3,577
  Issue and administrative fee          8              17           1,603             675              3             429
  Contract terminations                --              --              --              --             --              --
Payable to mutual funds and
portfolios for investments
purchased                              --              --              --              --             --          24,132
                                   ------         -------      ----------       ---------         ------       ---------
Total liabilities                      73             161          14,964           6,299             27          28,138
                                       --             ---          ------           -----             --          ------
Net assets applicable to
contracts in accumulation
period                             81,255         147,547      13,515,307       5,736,038         19,593       3,814,470
Net assets applicable to
contracts in payment period            --              --          14,853              --             --              --
                                   ------         -------      ----------       ---------         ------       ---------
Total net assets                 $ 81,255       $ 147,547    $ 13,530,160     $ 5,736,038       $ 19,593     $ 3,814,470
                                 --------       ---------    ------------     -----------       --------     -----------
Accumulation units outstanding     76,495         200,212       6,779,113       3,716,997         19,840       3,036,648
                                   ------         -------       ---------       ---------         ------       ---------
Net asset value per
accumulation unit                  $ 1.06          $ 0.74          $ 1.99          $ 1.54         $ 0.99          $ 1.26
                                   ------          ------          ------          ------         ------          ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                          Segregated Asset Subaccounts
Assets                                      ECD             EVA             EPP             ETC             EHG            EAS
Investments in shares of
mutual funds and portfolios:
  at cost                                $ 657,914    $ 18,219,858     $ 3,593,187     $ 3,395,464      $ 754,405     $ 1,945,700
                                         ---------    ------------     -----------     -----------      ---------     -----------
  at market value                        $ 646,008    $ 16,489,965     $ 3,209,306     $ 2,439,469      $ 787,448     $ 1,867,873
Dividends receivable                            --              --              --              --             --              --
Accounts receivable from
American Enterprise Life for
contract purchase payments                   9,620          68,804          42,452          25,286         31,369           4,157
Receivable from mutual funds
and portfolios for share
redemptions                                    698          18,057           2,888           2,704            844           2,253
                                               ---          ------           -----           -----            ---           -----
Total assets                               656,326      16,576,826       3,254,646       2,467,459        819,661       1,874,283
                                           -------      ----------       ---------       ---------        -------       ---------

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee               623          16,121           2,578           2,414            754           1,916
  Issue and administrative fee                  75           1,936             310             290             91             230
  Contract terminations                         --              --              --              --             --              --
Payable to mutual funds and
portfolios for investments
purchased                                    2,237           3,212           4,459           4,484          7,478              --
                                             -----           -----           -----           -----          -----            ----
Total liabilities                            2,935          21,269           7,347           7,188          8,323           2,146
                                             -----          ------           -----           -----          -----           -----
Net assets applicable to contracts
in accumulation period                     653,391      16,555,545       3,247,299       2,460,271        811,338       1,872,137
Net assets applicable to contracts
in payment period                               --              12              --              --             --              --
                                             -----          ------           -----           -----          -----           -----
Total net assets                         $ 653,391    $ 16,555,557     $ 3,247,299     $ 2,460,271      $ 811,338     $ 1,872,137
                                         ---------    ------------     -----------     -----------      ---------     -----------
Accumulation units outstanding             480,409      11,388,451       3,368,268       2,278,134        743,305       1,638,623
                                           -------      ----------       ---------       ---------        -------       ---------
Net asset value per accumulation unit       $ 1.36          $ 1.45          $ 0.96          $ 1.08         $ 1.09          $ 1.14
                                            ------          ------          ------          ------         ------          ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                          Segregated Asset Subaccounts
Assets                                    EEG             EFG             EFM             EFO             ERE            EMU
Investments in shares of mutual
funds and portfolios:
  at cost                               $ 1,040,772     $ 1,423,240     $ 4,162,804       $ 559,422      $ 227,126       $ 179,539
                                        -----------     -----------     -----------       ---------      ---------       ---------
  at market value                       $ 1,014,627     $ 1,382,692     $ 4,403,868       $ 507,920      $ 247,421       $ 198,167
Dividends receivable                            812              --          15,175              --             --              --
Accounts receivable from
American Enterprise Life for
contract                                        193           2,295          53,036           2,632          6,274              --
Receivable from mutual funds
and portfolios for share
redemptions                                     625           1,505           4,887             562            255             220
                                                ---           -----           -----             ---            ---             ---
Total assets                              1,016,257       1,386,492       4,476,966         511,114        253,950         198,387
                                          ---------       ---------       ---------         -------        -------         -------

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                558           1,344           4,363             502            228             196
  Issue and administrative fee                   67             161             524              60             27              24
  Contract terminations                          --              --              --              --             --              --
Payable to mutual funds and portfolios
for investments purchased                     1,005              --          25,450           2,632             --              --
                                          ---------       ---------       ---------         -------        -------         -------
Total liabilities                             1,630           1,505          30,337           3,194            255             220
                                              -----           -----          ------           -----            ---             ---
Net assets applicable to contracts in
accumulation period                       1,014,627       1,384,987       4,446,629         507,920        253,695         198,167
Net assets applicable to contracts in
payment period                                   --              --              --              --            --               --
                                              -----           -----          ------           -----            ---             ---
Total net assets                        $ 1,014,627     $ 1,384,987     $ 4,446,629       $ 507,920      $ 253,695       $ 198,167
                                        -----------     -----------     -----------       ---------      ---------       ---------
Accumulation units outstanding              795,108       1,383,095       2,713,585         516,432        202,243         169,587
                                            -------       ---------       ---------         -------        -------         -------
Net asset value per accumulation unit        $ 1.28          $ 1.00          $ 1.64          $ 0.98         $ 1.25          $ 1.17
                                             ------          ------          ------          ------         ------          ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                                   Segregated Asset Subaccounts
Assets                                     EIS             JCG             JUS             JGL             JIF            EIT
Investments in shares of mutual
funds and portfolios:
  at cost                               $ 108,519       $ 720,715     $ 1,340,637       $ 429,970      $ 229,824       $ 303,005
                                        ---------       ---------     -----------       ---------      ---------       ---------
  at market value                       $ 105,158       $ 633,627     $ 1,226,920       $ 413,499      $ 200,865       $ 214,900
Dividends receivable                           --              --              --              --             --              --
Accounts receivable from
American Enterprise Life
for contract purchase payments                 --           8,702          20,697           1,051         10,762              --
Receivable from mutual funds
and portfolios for share
redemptions                                   114             687           2,700             433            223             241
                                              ---             ---           -----             ---            ---             ---
Total assets                              105,272         643,016       1,250,317         414,983        211,850         215,141
                                          -------         -------       ---------         -------        -------         -------

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee              102             613           1,176             386            199             215
  Issue and administrative fee                 12              74             141              46             24              26
  Contract terminations                        --              --              --              --             --              --
Payable to mutual funds and portfolios
for investments purchased                      --              --              --              --             --              --
                                          -------         -------       ---------         -------        -------         -------
Total liabilities                             114             687           1,317             432            223             241
                                              ---             ---           -----             ---            ---             ---
Net assets applicable to contracts in
accumulation period                       105,158         642,329       1,249,000         414,551        211,627         214,900
Net assets applicable to contracts in
payment period                                 --              --              --              --             --              --
                                          -------         -------       ---------         -------        -------         -------
Total net assets                        $ 105,158       $ 642,329     $ 1,249,000       $ 414,551      $ 211,627       $ 214,900
                                        ---------       ---------     -----------       ---------      ---------       ---------
Accumulation units outstanding            105,663         612,577       1,247,373         397,531        195,087         319,027
                                          -------         -------       ---------         -------        -------         -------
Net asset value per accumulation unit      $ 1.00          $ 1.05          $ 1.00          $ 1.04         $ 1.08          $ 0.67
                                           ------          ------          ------          ------         ------          ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                          Segregated Asset Subaccounts
Assets                                      EJA             EJT             EJG             EJI             EDE            ERQ
Investments in shares of mutual
funds and portfolios:
  at cost                               $ 1,568,441       $ 826,226     $ 2,368,597     $ 1,154,714      $ 692,412       $ 172,341
                                        -----------       ---------     -----------     -----------      ---------       ---------
  at market value                       $ 1,201,822       $ 610,919     $ 2,020,139     $ 1,022,566      $ 623,012       $ 153,518
Dividends receivable                             --              --              --              --             --              --
Accounts receivable from
American Enterprise Life for
contract purchase payments                   22,544             377           5,181          16,866            262              --
Receivable from mutual funds
and portfolios for share
redemptions                                   1,265             655           3,526           1,093          7,231             168
                                              -----             ---           -----           -----          -----             ---
Total assets                              1,225,631         611,951       2,028,846       1,040,525        630,505         153,686
                                          ---------         -------       ---------       ---------        -------         -------

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee              1,129             585           1,915             976            605             150
  Issue and administrative fee                  136              70             230             117             73              18
  Contract terminations                          --              --              --              --             --              --
Payable to mutual funds and portfolios
for investments purchased                     6,647             377              --             523             --              --
                                              -----             ---                             ---           ----            ----
Total liabilities                             7,912           1,032           2,145           1,616            678             168
                                              -----           -----           -----           -----            ---             ---
Net assets applicable to contracts in
accumulation period                       1,217,719         610,919       2,026,701       1,038,909        629,827         153,518
Net assets applicable to contracts in
payment period                                   --             --               --              --             --              --
                                              -----           -----           -----           -----            ---             ---
Total net assets                        $ 1,217,719       $ 610,919     $ 2,026,701     $ 1,038,909      $ 629,827       $ 153,518
                                        -----------       ---------     -----------     -----------      ---------       ---------
Accumulation units outstanding            1,737,480         897,560       2,471,914       1,304,451        672,858         154,226
                                          ---------         -------       ---------       ---------        -------         -------
Net asset value per accumulation unit        $ 0.70          $ 0.68          $ 0.82          $ 0.80         $ 0.94          $ 1.00
                                             ------          ------          ------          ------         ------          ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                                   Segregated Asset Subaccounts
Assets                                     ERI             END             ERS             EUT             EPG            EPL
Investments in shares of
mutual funds and portfolios:
  at cost                                $ 60,824     $ 3,360,599     $ 2,240,264     $ 2,423,722    $ 8,523,592     $ 2,768,013
                                         --------     -----------     -----------     -----------    -----------     -----------
  at market value                        $ 59,074     $ 3,140,983     $ 2,020,437     $ 2,432,664    $ 8,319,432     $ 2,604,050
Dividends receivable                           --              --              --              --             --              --
Accounts receivable from
American Enterprise Life
for contract purchase payments                 --          23,602          53,718          33,141         13,347          23,999
Receivable from mutual funds
and portfolios for share
redemptions                                    65           3,384           2,187           2,457          9,079           2,810
                                               --           -----           -----           -----          -----           -----
Total assets                               59,139       3,167,969       2,076,342       2,468,262      8,341,858       2,630,859
                                           ------       ---------       ---------       ---------      ---------       ---------

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee               58           3,020           1,953           2,194          8,106           2,508
  Issue and administrative fee                  7             363             234             263            973             301
  Contract terminations                        --              --              --              --             --              --
Payable to mutual funds and portfolios
for investments purchased                      --           4,814           1,459           4,281          2,157          15,154
                                             ----           -----           -----           -----          -----          ------
Total liabilities                              65           8,197           3,646           6,738         11,236          17,963
                                               --           -----           -----           -----         ------          ------
Net assets applicable to contracts
in accumulation period                     59,074       3,159,772       2,072,696       2,461,524      8,330,622       2,612,896
Net assets applicable to
contracts in payment period                    --              --              --              --             --              --
                                             ----           -----           -----           -----          -----          ------
Total net assets                         $ 59,074     $ 3,159,772     $ 2,072,696     $ 2,461,524    $ 8,330,622     $ 2,612,896
                                         --------     -----------     -----------     -----------    -----------     -----------
Accumulation units outstanding             61,779       2,228,898       1,901,761       1,938,883      6,615,802       2,191,500
                                           ------       ---------       ---------       ---------      ---------       ---------
Net asset value per
accumulation unit                          $ 0.96          $ 1.42          $ 1.09          $ 1.27         $ 1.26          $ 1.19
                                           ------          ------          ------          ------         ------          ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Net Assets
December 31, 2000

                                                       Segregated Asset Subaccounts
                                                                                                                         Combined
                                                                                                                         Variable
Assets                         EPN             EMC             EPR             ETV             EIC            EUC         Account
Investments in shares of
mutual funds and portfolios:
  at cost                   $ 844,382       $ 295,746       $ 250,858        $ 62,581      $ 629,250       $ 241,967  $ 126,533,052
                            ---------       ---------       ---------        --------      ---------       ---------  -------------
  at market value           $ 770,734       $ 318,769       $ 250,551        $ 70,761      $ 457,345       $ 240,884  $ 117,006,225
Dividends receivable               --              --              --              --             --              --        123,413
Accounts receivable from
American Enterprise Life
for contract
purchase payments              19,415           1,854           9,386          10,941          6,358              --        667,113
Receivable from mutual funds
and portfolios for share
redemptions                     1,230             347             269              79            502             255         80,504
                                -----             ---             ---              --            ---             ---         ------
Total assets                  791,379         320,970         260,206          81,781        464,205         241,139    117,877,255
                              -------         -------         -------          ------        -------         -------    -----------

Liabilities
Payable to American
Enterprise Life for:
  Mortality and expense
  risk fee                      1,098             310             240              71            449             228        114,114
  Issue and administrative
  fee                             132              37              29               8             54              27         13,699
  Contract terminations            --              --              --              --             --              --        105,913
Payable to mutual funds
and portfolios
for investments purchased       6,134             199              --              --          1,498              --        118,332
                                -----             ---            ----            ----          -----            ----        -------
Total liabilities               7,364             546             269              79          2,001             255        352,058
                                -----             ---             ---              --          -----             ---        -------
Net assets applicable
to contracts
in accumulation period        784,015         320,424         259,937          81,702        462,204         240,884    117,487,936
Net assets applicable
to contracts
in payment period                  --              --              --              --             --              --         37,261
                                 ----             ---            ----            ----          -----             ---         ------
Total net assets            $ 784,015       $ 320,424       $ 259,937        $ 81,702      $ 462,204       $ 240,884  $ 117,525,197
                            ---------       ---------       ---------        --------      ---------       ---------  -------------
Accumulation units
outstanding                   847,092         238,559         188,450          63,456        430,592         230,769
                              -------         -------         -------          ------        -------         -------
Net asset value per
accumulation unit              $ 0.93          $ 1.34          $ 1.38          $ 1.29         $ 1.07          $ 1.04
                               ------          ------          ------          ------         ------          ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Operations
Year ended December 31, 2000

                                                           Segregated Asset Subaccounts
Investment income                    EVB             ESI             ECR             EMS             EVD            EIA
Dividend income from mutual
funds and portfolios                $ 517       $ 825,516     $ 1,360,779       $ 179,282           $ 34        $ 24,123
                                    -----       ---------     -----------       ---------           ----        --------
Expenses:
  Mortality and expense risk fee      794         149,013         166,687          38,688             45           2,812
  Administrative charge                95          17,784          19,892           4,620              5             338
                                       --          ------          ------           -----              -             ---
Total expenses                        889         166,797         186,579          43,308             50           3,150
                                      ---         -------         -------          ------             --           -----
Investment income (loss) - net       (372)        658,719       1,174,200         135,974            (16)         20,973
                                     ----         -------       ---------         -------            ---          ------

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:

  Proceeds from sales               4,491         763,785         886,375      19,237,234          3,023          65,826
  Cost of investments sold          4,738         829,594         778,454      19,253,821          3,078          72,487
                                    -----         -------         -------      ----------          -----          ------
Net realized gain (loss)
on investments                       (247)        (65,809)        107,921         (16,587)           (55)         (6,661)
Net change in unrealized
appreciation or depreciation
of investments                    (17,476)        (92,908)     (3,989,879)           (891)           303         (50,312)
                                  -------         -------      ----------            ----            ---         -------
Net gain (loss) on investments    (17,723)       (158,717)     (3,881,958)        (17,478)           248         (56,973)
                                  -------        --------      ----------         -------            ---         -------
Net increase (decrease) in net
assets resulting from operations $(18,095)      $ 500,002    $ (2,707,758)      $ 118,496          $ 232       $ (36,000)
                                 --------       ---------    ------------       ---------          -----       ---------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Operations
Year ended December 31, 2000

                                                         Segregated Asset Subaccounts
Investment income                  EVF             EVG             EMG             EGD             EVS            ECA
Dividend income from mutual
funds and portfolios              $ 648             $--     $ 1,164,243       $ 419,746          $ 656       $ 100,534
                                  -----             -       -----------       ---------          -----       ---------
Expenses:
  Mortality and expense risk fee    143             399         164,914          63,392             54          21,419
  Administrative charge              17              48          19,790           7,607              7           2,572
                                     --              --          ------           -----              -           -----
Total expenses                      160             447         184,704          70,999             61          23,991
                                    ---             ---         -------          ------             --          ------
Investment income (loss) - net      488            (447)        979,539         348,747            595          76,543
                                    ---            ----         -------         -------            ---          ------

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:

  Proceeds from sales             5,723          13,046       1,105,815         476,883          6,676         469,623
  Cost of investments sold        5,658          15,598       1,025,033         404,347          6,701         468,339
                                  -----          ------       ---------         -------          -----         -------
Net realized gain (loss)
on investments                       65          (2,552)         80,782          72,536            (25)          1,284
Net change in unrealized
appreciation or depreciation
of investments                      964         (31,508)     (1,592,346)     (1,137,292)          (575)       (846,955)
                                    ---         -------      ----------      ----------           ----        --------
Net gain (loss) on investments    1,029         (34,060)     (1,511,564)     (1,064,756)          (600)       (845,671)
                                  -----         -------      ----------      ----------           ----        --------
Net increase (decrease) in net
assets resulting from operations $1,517       $ (34,507)     $ (532,025)     $ (716,009)          $ (5)     $ (769,128)
                                 ------       ---------      ----------      ----------           ----      ----------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Operations
Year ended December 31, 2000

                                                          Segregated Asset Subaccounts
Investment income                   ECD             EVA             EPP             ETC             EHG            EAS
Dividend income from mutual
funds and portfolios                 $--       $ 738,945        $ 29,429        $ 56,841        $ 7,261         $ 1,726
                                     -         ---------        --------        --------        -------         -------
Expenses:
  Mortality and expense risk fee   2,509         175,408          13,316          17,601          3,606          11,107
  Administrative charge              301          21,059           1,599           2,113            433           1,333
                                     ---          ------           -----           -----            ---           -----
Total expenses                     2,810         196,467          14,915          19,714          4,039          12,440
                                   -----         -------          ------          ------          -----          ------
Investment income (loss) - net    (2,810)        542,478          14,514          37,127          3,222         (10,714)
                                  ------         -------          ------          ------          -----         -------
Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:

  Proceeds from sales            112,457         545,100       2,481,436         792,823         82,723         223,270
  Cost of investments sold       112,276         502,495       2,686,427         793,535         81,853         226,249
                                 -------         -------       ---------         -------         ------         -------
Net realized gain (loss)
on investments                       181          42,605        (204,991)           (712)           870          (2,979)
Net change in unrealized
appreciation or depreciation
of investments                   (12,170)     (3,424,581)       (387,703)       (973,644)        33,082         (81,233)
                                 -------      ----------        --------        --------         ------         -------
Net gain (loss) on investments   (11,989)     (3,381,976)       (592,694)       (974,356)        33,952         (84,212)
                                 -------      ----------        --------        --------         ------         -------
Net increase (decrease) in net
assets resulting from operations$(14,799)   $ (2,839,498)     $ (578,180)     $ (937,229)      $ 37,174       $ (94,926)
                                --------    ------------      ----------      ----------       --------       ---------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Operations
Year ended December 31, 2000

                                                             Segregated Asset Subaccounts
Investment income                     EEG             EFG             EFM             EFO             ERE            EMU
Dividend income from mutual
funds and portfolios                  $ 812        $ 10,880        $ 15,427         $ 6,778        $ 5,059         $ 5,225
                                      -----        --------        --------         -------        -------         -------
Expenses:
  Mortality and expense risk fee      2,370           8,121          21,542           3,165          1,444           1,615
  Administrative charge                 284             975           2,586             380            173             194
                                        ---             ---           -----             ---            ---             ---
Total expenses                        2,654           9,096          24,128           3,545          1,617           1,809
                                      -----           -----          ------           -----          -----           -----
Investment income (loss) - net       (1,842)          1,784          (8,701)          3,233          3,442           3,416
                                     ------           -----          ------           -----          -----           -----
Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:

  Proceeds from sales             1,974,190         247,113       1,106,985         432,380        117,112           8,173
  Cost of investments sold        2,100,986         248,833       1,066,629         449,043        107,935           7,885
                                  ---------         -------       ---------         -------        -------           -----
Net realized gain (loss)
on investments                     (126,796)         (1,720)         40,356         (16,663)         9,177             288
Net change in unrealized
appreciation or depreciation
of investments                      (26,656)        (43,320)        234,375         (57,414)        20,303          17,841
                                    -------         -------         -------         -------         ------          ------
Net gain (loss) on investments     (153,452)        (45,040)        274,731         (74,077)        29,480          18,129
                                   --------         -------         -------         -------         ------          ------
Net increase (decrease) in net
assets resulting from operations $ (155,294)      $ (43,256)      $ 266,030       $ (70,844)      $ 32,922        $ 21,545
                                 ----------       ---------       ---------       ---------       --------        --------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Operations
Year ended December 31, 2000

                                                          Segregated Asset Subaccounts
Investment income                   EIS             JCG             JUS             JGL             JIF            EIT
Dividend income from mutual
funds and portfolios               $ 311        $ 38,416        $ 14,196        $ 36,179       $ 11,984             $--
                                   -----        --------        --------        --------       --------             -
Expenses:
  Mortality and expense risk fee     636           4,395           9,803           2,253          1,356           1,031
  Administrative charge               76             528           1,177             271            163             124
                                      --             ---           -----             ---            ---             ---
Total expenses                       712           4,923          10,980           2,524          1,519           1,155
                                     ---           -----          ------           -----          -----           -----
Investment income (loss) - net      (401)         33,493           3,216          33,655         10,465          (1,155)
                                    ----          ------           -----          ------         ------          ------

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:

  Proceeds from sales              1,559         435,388         575,953          90,215        243,496           5,548
  Cost of investments sold         1,617         427,347         568,122          90,945        241,944           6,734
                                   -----         -------         -------          ------        -------           -----
Net realized gain (loss)
on investments                       (58)          8,041           7,831            (730)         1,552          (1,186)
Net change in unrealized
appreciation or depreciation
of investments                    (3,404)       (101,609)       (137,711)        (15,294)       (30,901)        (88,105)
                                  ------        --------        --------         -------        -------         -------
Net gain (loss) on investments    (3,462)        (93,568)       (129,880)        (16,024)       (29,349)        (89,291)
                                  ------         -------        --------         -------        -------         -------
Net increase (decrease) in net
assets resulting from operatios  $(3,863)      $ (60,075)     $ (126,664)       $ 17,631      $ (18,884)      $ (90,446)
                                 -------       ---------      ----------        --------      ---------       ---------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Operations
Year ended December 31, 2000

                                                            Segregated Asset Subaccounts
Investment income                    EJA             EJT             EJG             EJI             EDE            ERQ
Dividend income from mutual
funds and portfolios              $ 12,148         $ 3,689        $ 27,498         $ 4,305       $ 15,087        $ 17,319
                                  --------         -------        --------         -------       --------        --------
Expenses:
  Mortality and expense risk fee     4,030           2,348           7,615           3,440          5,306             707
  Administrative charge                484             282             914             413            637              85
                                       ---             ---             ---             ---            ---              --
Total expenses                       4,514           2,630           8,529           3,853          5,943             792
                                     -----           -----           -----           -----          -----             ---
Investment income (loss) - net       7,634           1,059          18,969             452          9,144          16,527
                                     -----           -----          ------             ---          -----          ------
Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:

  Proceeds from sales               84,148          43,642          61,790         216,777        301,745          12,645
  Cost of investments sold         100,069          51,993          65,863         203,233        315,236          12,827
                                   -------          ------          ------         -------        -------          ------
Net realized gain (loss)
on investments                     (15,921)         (8,351)         (4,073)         13,544        (13,491)           (182)
Net change in unrealized
appreciation or depreciation
of investments                    (366,619)       (215,307)       (348,458)       (132,148)       (68,719)        (18,830)
                                  --------        --------        --------        --------        -------         -------
Net gain (loss) on investments    (382,540)       (223,658)       (352,531)       (118,604)       (82,210)        (19,012)
                                  --------        --------        --------        --------        -------         -------
Net increase (decrease) in net
assets resulting from operations $(374,906)     $ (222,599)     $ (333,562)     $ (118,152)     $ (73,066)       $ (2,485)
                                 ---------      ----------      ----------      ----------      ---------        --------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Operations
Year ended December 31, 2000

                                                           Segregated Asset Subaccounts
Investment income                     ERI             END             ERS             EUT             EPG            EPL
Dividend income from mutual
funds and portfolios                $ 805        $ 15,063        $ 32,616        $ 24,111      $ 634,100        $ 92,648
                                    -----        --------        --------        --------      ---------        --------
Expenses:
  Mortality and expense risk fee      832          18,894          12,057           9,861         83,388          16,906
  Administrative charge               100           2,268           1,448           1,184         10,011           2,030
                                      ---           -----           -----           -----         ------           -----
Total expenses                        932          21,162          13,505          11,045         93,399          18,936
                                      ---          ------          ------          ------         ------          ------
Investment income (loss) - net       (127)         (6,099)         19,111          13,066        540,701          73,712
                                     ----          ------          ------          ------        -------          ------
Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:

  Proceeds from sales             131,966         274,034          65,238         345,381        348,674       4,212,519
  Cost of investments sold        131,290         291,481          66,323         347,669        381,891       4,271,382
                                  -------         -------          ------         -------        -------       ---------
Net realized gain
(loss) on investments                 676         (17,447)         (1,085)         (2,288)       (33,217)        (58,863)
Net change in unrealized
appreciation or depreciation
of investments                     (1,851)       (236,144)       (237,269)          7,071         48,627        (203,865)
                                   ------        --------        --------           -----         ------        --------
Net gain (loss) on investments     (1,175)       (253,591)       (238,354)          4,783         15,410        (262,728)
                                   ------        --------        --------           -----         ------        --------
Net increase (decrease) in net
assets resulting from operations  $(1,302)     $ (259,690)     $ (219,243)       $ 17,849      $ 556,111      $ (189,016)
                                  -------      ----------      ----------        --------      ---------      ----------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Operations
Year ended December 31, 2000

                                                             Segregated Asset Subaccounts
                                                                                                                     Combined
                                                                                                                     Variable
Investment income                     EPN        EMC       EPR             ETV             EIC            EUC         Account
Dividend income from mutual
funds and portfolios               $ 15,968    $ 8,784  $ 18,481            $ 78       $ 17,118         $ 6,475    $ 6,001,840
                                   --------    -------  --------            ----       --------         -------    -----------
Expenses:
  Mortality and expense risk fee     10,789      2,040       935             342          3,533           1,494      1,074,155
  Administrative charge               1,295        245       113              41            424             179        128,697
                                      -----        ---       ---              --            ---             ---        -------
Total expenses                       12,084      2,285     1,048             383          3,957           1,673      1,202,852
                                     ------      -----     -----             ---          -----           -----      ---------
Investment income (loss) - net        3,884      6,499    17,433            (305)        13,161           4,802      4,798,988
                                      -----      -----    ------            ----         ------           -----      ---------
Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:

  Proceeds from sales             6,418,618     14,494    70,005          24,036        318,910           3,948     45,462,991
  Cost of investments sold        6,828,254     13,357    70,028          24,537        329,779           4,180     46,098,095
                                  ---------     ------    ------          ------        -------           -----     ----------
Net realized gain (loss)
on investments                     (409,636)     1,137       (23)           (501)       (10,869)           (232)      (635,104)
Net change in unrealized
appreciation or depreciation
of investments                      (84,211)    22,526      (274)          8,180       (178,831)         (2,329)   (14,845,470)
                                    -------     ------      ----           -----       --------          ------    -----------
Net gain (loss) on investments     (493,847)    23,663      (297)          7,679       (189,700)         (2,561)   (15,480,574)
                                   --------     ------      ----           -----       --------          ------    -----------
Net increase (decrease) in net
assets resulting from operations  $(489,963)  $ 30,162  $ 17,136         $ 7,374     $ (176,539)        $ 2,241  $ (10,681,586)
                                  ---------   --------  --------         -------     ----------         -------  -------------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                           Segregated Asset Subaccounts
Operations                            EVB             ESI             ECR             EMS             EVD            EIA
Investment income (loss) - net     $ (372)      $ 658,719     $ 1,174,200       $ 135,974          $ (16)       $ 20,973
Net realized gain (loss)
on investments                       (247)        (65,809)        107,921         (16,587)           (55)         (6,661)
Net change in unrealized
appreciation or depreciation
of investments                    (17,476)        (92,908)     (3,989,879)           (891)           303         (50,312)
                                  -------         -------      ----------            ----            ---         -------
Net increase (decrease) in net
assets resulting from operations  (18,095)        500,002      (2,707,758)        118,496            232         (36,000)
                                  -------         -------      ----------         -------            ---         -------

Contract transactions
Contract purchase payments        168,998       1,127,304         898,821       5,658,273          8,100         326,400
Net transfers(1)                  106,954       1,618,613       1,432,606        (995,418)        11,148         248,696
Annuity payments                       --            (212)           (473)             --             --              --
Contract terminations:
  Surrender benefits and
  contract charges                 (4,066)       (791,854)     (1,106,354)       (378,581)        (2,988)         (2,866)
  Death benefits                       --        (116,821)       (119,354)        (54,981)            --         (45,830)
                                    -----        --------        --------         -------           ----          -------
Increase (decrease) from
contract transactions             271,886       1,837,030       1,105,246       4,229,293         16,260         526,400
                                  -------       ---------       ---------       ---------         ------         -------
Net assets at beginning of year        --      10,820,301      13,644,170       1,114,019             --           7,726
                                     ----      ----------      ----------       ---------          -----           -----
Net assets at end of year       $ 253,791    $ 13,157,333    $ 12,041,658     $ 5,461,808       $ 16,492       $ 498,126
                                ---------    ------------    ------------     -----------       --------       ---------

Accumulation unit activity
Units outstanding at
beginning of year                      --       8,126,599       5,864,252         941,161             --           7,716
Contract purchase payments        175,484         817,990         480,091       4,705,351          8,313         341,583
Net transfers(1)                  114,600       1,214,069         652,357        (825,952)        11,296         263,592
Contract terminations:
  Surrender benefits and
  contract charges                 (4,408)       (573,807)       (585,372)       (353,020)        (3,123)         (3,062)
  Death benefits                       --         (86,752)        (53,816)        (46,341)            --         (53,416)
                                      ---         -------         -------         -------           ----         -------
Units outstanding at
end of year                       285,676       9,498,099       6,357,512       4,421,199         16,486         556,413
                                  -------       ---------       ---------       ---------         ------         -------

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                Segregated Asset Subaccounts
Operations                                EVF             EVG             EMG             EGD             EVS            ECA
Investment income
(loss) - net                             $ 488          $ (447)      $ 979,539       $ 348,747          $ 595        $ 76,543
Net realized gain (loss)
on investments                              65          (2,552)         80,782          72,536            (25)          1,284
Net change in unrealized appreciation
or depreciation of investments             964         (31,508)     (1,592,346)     (1,137,292)          (575)       (846,955)
                                           ---         -------      ----------      ----------           ----        --------
Net increase (decrease) in net
assets resulting from operations         1,517         (34,507)       (532,025)       (716,009)            (5)       (769,128)
                                         -----         -------        --------        --------             --        --------

Contract transactions
Contract purchase payments              64,632         180,985       1,208,930       1,763,702         16,473       2,834,957
Net transfers(1)                        15,145           1,103       1,462,595       1,381,484          3,176       1,734,526
Annuity payments                            --              --            (338)             --             --              --
Contract terminations:
  Surrender benefits and
  contract charges                         (39)            (34)       (874,865)       (362,293)           (51)        (66,825)
  Death benefits                            --              --        (124,332)        (15,459)            --              --
                                         -----         -------        --------        --------             --        --------
Increase (decrease) from
contract transactions                   79,738         182,054       1,671,990       2,767,434         19,598       4,502,658
                                        ------         -------       ---------       ---------         ------       ---------
Net assets at beginning of year             --              --      12,390,195       3,684,613             --          80,940
                                        ------         -------       ---------       ---------         ------       ---------
Net assets at end of year             $ 81,255       $ 147,547    $ 13,530,160     $ 5,736,038       $ 19,593     $ 3,814,470
                                      --------       ---------    ------------     -----------       --------     -----------

Accumulation unit activity
Units outstanding at
beginning of year                           --              --       5,985,403       2,140,748             --          56,612
Contract purchase payments              62,167         198,904         588,776       1,038,976         16,635       1,887,816
Net transfers(1)                        14,365           1,357         705,526         781,895          3,257       1,145,256
Contract terminations:
  Surrender benefits and
  contract charges                         (37)            (49)       (439,631)       (235,255)           (52)        (53,036)
  Death benefits                            --              --         (60,961)         (9,367)            --              --
                                        ------         -------       ---------       ---------         ------       ---------
Units outstanding at
end of year                             76,495         200,212       6,779,113       3,716,997         19,840       3,036,648
                                        ------         -------       ---------       ---------         ------       ---------

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                            Segregated Asset Subaccounts
Operations                           ECD             EVA             EPP             ETC             EHG            EAS
Investment income (loss) - net    $ (2,810)      $ 542,478        $ 14,514        $ 37,127        $ 3,222       $ (10,714)
Net realized gain (loss)
on investments                         181          42,605        (204,991)           (712)           870          (2,979)
Net change in unrealized
appreciation or depreciation
of investments                     (12,170)      (3,424,581)       (387,703)       (973,644)        33,082         (81,233)
                                   -------       ----------        --------        --------         ------         -------
Net increase (decrease) in net
assets resulting from operations   (14,799)     (2,839,498)       (578,180)       (937,229)        37,174         (94,926)
                                   -------      ----------        --------        --------         ------         -------

Contract transactions
Contract purchase payments         461,922       6,093,634       1,669,475       1,913,047        293,393         314,520
Net transfers(1)                   206,537       4,613,207       2,128,437       1,400,055        477,249       1,671,388
Annuity payments                        --              --              --              --             --              --
Contract terminations:
  Surrender benefits and
  contract charges                  (2,124)       (916,020)        (37,764)        (62,652)        (3,749)        (55,549)
  Death benefits                        --         (93,774)             --              --             --              --
                                   -------      ----------        --------        --------         ------         -------
Increase (decrease) from
contract transactions              666,335       9,697,047       3,760,148       3,250,450        766,893       1,930,359
                                   -------       ---------       ---------       ---------        -------       ---------
Net assets at beginning of year      1,855       9,698,008          65,331         147,050          7,271          36,704
                                     -----       ---------          ------         -------          -----          ------
Net assets at end of year        $ 653,391    $ 16,555,557     $ 3,247,299     $ 2,460,271      $ 811,338     $ 1,872,137
                                 ---------    ------------     -----------     -----------      ---------     -----------

Accumulation unit activity
Units outstanding at
beginning of year                    1,469       5,637,595          55,616         105,175          7,282          30,841
Contract purchase payments         330,712       3,684,228       1,457,932       1,279,642        284,683         263,743
Net transfers(1)                   149,790       2,756,099       1,894,058         951,328        454,919       1,392,766
Contract terminations:
  Surrender benefits and
  contract charges                  (1,562)       (631,738)        (39,338)        (58,011)        (3,579)        (48,727)
  Death benefits                        --         (57,733)             --              --             --              --
                                     -----       ---------          ------         -------          -----          ------
Units outstanding at end of year   480,409      11,388,451       3,368,268       2,278,134        743,305       1,638,623
                                   -------      ----------       ---------       ---------        -------       ---------

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying  notes to financial statements.

American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                              Segregated Asset Subaccounts
Operations                            EEG             EFG             EFM             EFO             ERE            EMU
Investment income
(loss) - net                        $ (1,842)        $ 1,784        $ (8,701)        $ 3,233        $ 3,442         $ 3,416
Net realized gain (loss)
on investments                      (126,796)         (1,720)         40,356         (16,663)         9,177             288
Net change in unrealized
appreciation or depreciation
of investments                       (26,656)        (43,320)        234,375         (57,414)        20,303          17,841
                                     -------         -------         -------         -------         ------          ------
Net increase (decrease) in net
assets resulting from operations    (155,294)        (43,256)        266,030         (70,844)        32,922          21,545
                                    --------         -------         -------         -------         ------          ------

Contract transactions
Contract purchase payments            68,007         788,016       1,273,701         281,849         78,010          27,001
Net transfers(1)                   1,097,993         692,305       2,958,058         263,183        142,047         125,485
Annuity payments                          --              --              --              --             --              --
Contract terminations:
  Surrender benefits and
  contract charges                    (3,472)       (127,285)       (106,134)         (6,528)          (143)         (8,186)
  Death benefits                          --              --              --              --             --              --
                                     -------         -------         -------         -------         ------          ------
Increase (decrease) from
contract transactions              1,162,528       1,353,036       4,125,625         538,504        219,914         144,300
                                   ---------       ---------       ---------         -------        -------         -------
Net assets at beginning of year        7,393          75,207          54,974          40,260            859          32,322
                                       -----          ------          ------          ------            ---          ------
Net assets at end of year        $ 1,014,627     $ 1,384,987     $ 4,446,629       $ 507,920      $ 253,695       $ 198,167
                                 -----------     -----------     -----------       ---------      ---------       ---------

Accumulation unit activity
Units outstanding at
beginning of year                      5,626          71,445          44,234          32,631            889          30,888
Contract purchase payments            46,779         766,913         809,227         253,680         70,678          24,922
Net transfers(1)                     745,416         671,470       1,924,840         236,782        130,796         121,306
Contract terminations:
  Surrender benefits and
  contract charges                    (2,713)       (126,733)        (64,716)         (6,661)          (120)         (7,529)
  Death benefits                          --              --              --              --             --              --
                                       -----          ------          ------          ------            ---          ------
Units outstanding at
end of year                          795,108       1,383,095       2,713,585         516,432        202,243         169,587
                                     -------       ---------       ---------         -------        -------         -------

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying  notes to financial statements.

American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                           Segregated Asset Subaccounts
Operations                           EIS             JCG             JUS             JGL             JIF            EIT
Investment income (loss) - net     $ (401)       $ 33,493         $ 3,216        $ 33,655       $ 10,465        $ (1,155)
Net realized gain (loss)
on investments                        (58)          8,041           7,831            (730)         1,552          (1,186)
Net change in unrealized
appreciation or depreciation
of investments                     (3,404)       (101,609)       (137,711)        (15,294)       (30,901)        (88,105)
                                   ------        --------        --------         -------        -------         -------
Net increase (decrease) in net
assets resulting from operations   (3,863)        (60,075)       (126,664)         17,631        (18,884)        (90,446)
                                   ------         -------        --------          ------        -------         -------

Contract transactions
Contract purchase payments         14,318         313,738         530,544         137,658         83,092         289,242
Net transfers(1)                   94,132         602,823         855,185         269,344        343,716          16,930
Annuity payments                       --              --              --              --             --              --
Contract terminations:
  Surrender benefits and
  contract charges                   (339)       (475,368)       (549,828)        (43,369)      (234,937)           (826)
  Death benefits                       --              --              --              --             --              --
                                   ------        --------        --------         -------        -------         -------
Increase (decrease) from
contract transactions             108,111         441,193         835,901         363,633        191,871         305,346
                                  -------         -------         -------         -------        -------         -------
Net assets at beginning of year       910         261,211         539,763          33,287         38,640              --
                                      ---         -------         -------          ------         ------
Net assets at end of year       $ 105,158       $ 642,329     $ 1,249,000       $ 414,551      $ 211,627       $ 214,900
                                ---------       ---------     -----------       ---------      ---------       ---------

Accumulation unit activity
Units outstanding at
beginning of year                     890         226,060         480,470          34,328         30,495              --
Contract purchase payments         14,074         277,363         499,815         135,499         98,312         300,416
Net transfers(1)                   91,033         531,164         788,140         269,405        283,814          19,587
Contract terminations:
  Surrender benefits and
  contract charges                   (334)       (422,010)       (521,052)        (41,701)      (217,534)           (976)
  Death benefits                       --              --              --              --             --              --
                                  -------         -------         -------         -------        -------         -------
Units outstanding at
end of year                       105,663         612,577       1,247,373         397,531        195,087         319,027
                                  -------         -------       ---------         -------        -------         -------

(1)Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                              Segregated Asset Subaccounts
Operations                             EJA             EJT             EJG             EJI             EDE            ERQ
Investment income (loss) - net       $ 7,634         $ 1,059        $ 18,969           $ 452        $ 9,144        $ 16,527
Net realized gain (loss)
on investments                       (15,921)         (8,351)         (4,073)         13,544        (13,491)           (182)
Net change in unrealized
appreciation or depreciation
of investments                      (366,619)       (215,307)       (348,458)       (132,148)       (68,719)        (18,830)
                                    --------        --------        --------        --------        -------         -------
Net increase (decrease) in net
assets resulting from operations    (374,906)       (222,599)       (333,562)       (118,152)       (73,066)         (2,485)
                                    --------        --------        --------        --------        -------          ------

Contract transactions
Contract purchase payments         1,144,157         613,240       1,738,561         724,677        485,822           7,100
Net transfers(1)                     468,937         222,657         636,400         443,694        180,839         148,232
Annuity payments                          --              --              --              --             --              --
Contract terminations:
  Surrender benefits and
  contract charges                   (20,469)         (2,379)        (14,698)        (11,310)       (17,834)           (532)
  Death benefits                          --              --              --              --             --              --
                                    --------        --------        --------        --------        -------          ------
Increase (decrease) from
contract transactions              1,592,625         833,518       2,360,263       1,157,061        648,827         154,800
                                   ---------         -------       ---------       ---------        -------         -------
Net assets at beginning of year           --              --              --              --         54,066           1,203
                                    --------        --------        --------        --------        -------          ------
Net assets at end of year        $ 1,217,719       $ 610,919     $ 2,026,701     $ 1,038,909      $ 629,827       $ 153,518
                                 -----------       ---------     -----------     -----------      ---------       ---------

Accumulation unit activity
Units outstanding at
beginning of year                         --              --              --              --         50,706           1,190
Contract purchase payments         1,209,309         645,493       1,811,037         785,812        475,534           7,085
Net transfers(1)                     557,412         255,566         678,801         532,777        163,906         146,488
Contract terminations:
  Surrender benefits and
  contract charges                   (29,241)         (3,499)        (17,924)        (14,138)       (17,288)           (537)
  Death benefits                          --              --              --              --             --              --
                                    --------        --------        --------        --------        -------          ------
Units outstanding at
end of year                        1,737,480         897,560       2,471,914       1,304,451        672,858         154,226
                                   ---------         -------       ---------       ---------        -------         -------

(1)Includes transfer activity from (to) other subacounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account - American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                          Segregated Asset Subaccounts
Operations                          ERI             END             ERS             EUT             EPG            EPL
Investment income (loss) - net    $ (127)       $ (6,099)       $ 19,111        $ 13,066      $ 540,701        $ 73,712
Net realized gain (loss)
on investments                       676         (17,447)         (1,085)         (2,288)       (33,217)        (58,863)
Net change in unrealized
appreciation or depreciation
of investments                    (1,851)       (236,144)       (237,269)          7,071         48,627        (203,865)
                                  ------        --------        --------           -----         ------        --------
Net increase (decrease) in net
assets resulting from operations  (1,302)       (259,690)       (219,243)         17,849        556,111        (189,016)
                                  ------        --------        --------          ------        -------        --------

Contract transactions
Contract purchase payments        18,404       1,181,714         937,149       1,316,569      1,672,799         909,492
Net transfers(1)                  41,895       2,214,501       1,127,313       1,118,833      1,560,008       1,505,236
Annuity payments                      --              --              --              --             --              --
Contract terminations:
  Surrender benefits and
  contract charges                (1,193)        (70,541)        (53,565)        (28,017)      (524,588)        (74,650)
  Death benefits                      --              --              --              --        (16,684)             --
                                  ------        --------        --------          ------        -------        --------
Increase (decrease) from
contract transactions             59,106       3,325,674       2,010,897       2,407,385      2,691,535       2,340,078
                                  ------       ---------       ---------       ---------      ---------       ---------
Net assets at beginning of year    1,270          93,788         281,042          36,290      5,082,976         461,834
                                   -----          ------         -------          ------      ---------         -------
Net assets at end of year       $ 59,074     $ 3,159,772     $ 2,072,696     $ 2,461,524    $ 8,330,622     $ 2,612,896
                                --------     -----------     -----------     -----------    -----------     -----------

Accumulation unit activity
Units outstanding at
beginning of year                  1,184          63,944         241,943          30,180      4,302,357         346,626
Contract purchase payments        17,352         789,970         768,039       1,039,328      1,413,558         710,605
Net transfers(1)                  44,471       1,444,184         940,921         891,436      1,330,062       1,197,000
Contract terminations:
  Surrender benefits and
  contract charges                (1,228)        (69,200)        (49,142)        (22,061)      (416,340)        (62,731)
  Death benefits                      --              --              --              --        (13,835)             --
                                   -----          ------         -------          ------      ---------         -------
Units outstanding at
end of year                       61,779       2,228,898       1,901,761       1,938,883      6,615,802       2,191,500
                                  ------       ---------       ---------       ---------      ---------       ---------

(1)Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American  Enterprise  Variable  Annuity  Account - American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                           Segregated Asset Subaccounts
                                                                                                                       Combined
                                                                                                                       Variable
Operations                          EPN        EMC          EPR             ETV             EIC            EUC          Account
Investment income (loss) - net    $ 3,884    $ 6,499     $ 17,433          $ (305)      $ 13,161         $ 4,802     $ 4,798,988
Net realized gain (loss)
on investments                   (409,636)     1,137          (23)           (501)       (10,869)           (232)      (635,104)
Net change in unrealized
appreciation or depreciation
of investments                    (84,211)    22,526         (274)          8,180       (178,831)         (2,329)   (14,845,470)
                                  -------     ------         ----           -----       --------          ------    -----------
Net increase (decrease) in net
assets resulting from operations (489,963)    30,162       17,136           7,374       (176,539)          2,241    (10,681,586)
                                 --------     ------       ------           -----       --------           -----    -----------

Contract transactions
Contract purchase payments        547,122     69,421      221,542          62,763        434,242          64,168     41,037,684
Net transfers(1)                  685,336    184,429       26,715          11,565        163,104         158,160     35,876,556
Annuity payments                       --         --           --              --             --              --         (1,023)
Contract terminations:
  Surrender benefits and
  contract charges                (12,169)    (6,198)      (6,723)             --           (559)         (5,868)    (7,076,382)
  Death benefits                       --         --           --              --             --              --       (587,235)
                                  -------     ------         ----           -----       --------          ------    -----------
Increase (decrease) from
contract transactions           1,220,289    247,652      241,534          74,328        596,787         216,460     69,249,600
                                ---------    -------      -------          ------        -------         -------     ----------
Net assets at beginning of year    53,689     42,610        1,267              --         41,956          22,183     58,957,183
                                   ------     ------        -----            ----         ------          ------     ----------
Net assets at end of year       $ 784,015  $ 320,424    $ 259,937        $ 81,702      $ 462,204       $ 240,884  $ 117,525,197
                                ---------  ---------    ---------        --------      ---------       ---------  -------------

Accumulation unit activity
Units outstanding at
beginning of year                  35,084     37,088        1,208              --         27,774          19,249
Contract purchase payments        397,443     54,575      171,834          54,360        281,867          64,047
Net transfers(1)                  427,650    151,521       20,280           9,096        121,473         153,235
Contract terminations:
  Surrender benefits and
  contract charges                (13,085)    (4,625)      (4,872)             --           (522)         (5,762)
  Death benefits                       --         --           --              --             --              --
                                  -------     ------         ----           -----       --------          ------
Units outstanding at
end of year                       847,092    238,559      188,450          63,456        430,592         230,769
                                  -------    -------      -------          ------        -------         -------

(1)Includes transfer activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account -- American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                            Segregated Asset Subaccounts
Operations                                               ESI              ECR             EMS             EIA(1)          EMG
Investment income (loss) - net                       $ 509,375      $ 1,063,263        $ 34,572          $ 1,034       $ 629,710
Net realized gain (loss)
on investments                                         (38,416)         133,643              (6)            (655)         31,804
Net change in unrealized
appreciation or depreciation
of investments                                        (431,444)       1,170,550              (4)              (7)        705,266
                                                      --------        ---------              --               --         -------
Net increase (decrease) in net
assets resulting from operations                        39,515        2,367,456          34,562              372       1,366,780
                                                        ------        ---------          ------              ---       ---------

Contract transactions
Contract purchase payments                           2,364,485        1,613,826         327,820            5,191       1,698,764
Net transfers2                                       1,661,343          889,541         920,070            2,163       1,651,501
Annuity payments                                          (143)            (473)             --               --            (257)
Contract terminations:
  Surrender benefits and
  contract charges                                    (643,436)        (978,721)     (1,027,233)              --        (777,693)
  Death benefits                                      (155,072)         (92,582)             --               --        (113,085)
                                                      --------          -------            ----              ---        --------
Increase (decrease) from
contract transactions                                3,227,177        1,431,591         220,657            7,354       2,459,230
                                                     ---------        ---------         -------            -----       ---------
Net assets at beginning of year                      7,553,609        9,845,123         858,800               --       8,564,185
                                                     ---------        ---------         -------              ---       ---------
Net assets at end of year                         $ 10,820,301     $ 13,644,170     $ 1,114,019          $ 7,726    $ 12,390,195
                                                  ------------     ------------     -----------          -------    ------------

Accumulation unit activity
Units outstanding at beginning of year               5,688,915        5,163,185         749,301               --       4,684,466
Contract purchase payments                           1,802,413          806,674         279,813            5,303         906,505
Net transfers2                                       1,255,338          436,406         788,973            2,413         874,349
Contract terminations:
  Surrender benefits and contract charges             (503,166)        (490,112)       (876,926)              --        (420,370)
  Death benefits                                      (116,901)         (51,901)             --               --         (59,547)
                                                     ---------        ---------         -------            -----       ---------
Units outstanding at end of year                     8,126,599        5,864,252         941,161            7,716       5,985,403
                                                     ---------        ---------         -------            -----       ---------

(1)For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                     Segregated Asset Subaccounts
Operations                                              EGD              ECA(1)            ECD(2)          EVA             EPP(2)
Investment income (loss) - net                            $ 17          $ 1,078            $ (3)        $ 79,055           $ (61)
Net realized gain (loss) on investments                 24,584               18              --           16,902             138
Net change in unrealized appreciation
or depreciation of investments                         694,325            9,757             264        1,432,915           3,822
                                                       -------            -----             ---        ---------           -----
Net increase (decrease) in net assets
resulting from operations                              718,926           10,853             261        1,528,872           3,899
                                                       -------           ------             ---        ---------           -----

Contract transactions
Contract purchase payments                           1,253,933           63,183             870        3,650,384          32,039
Net transfers(3)                                       409,913            6,962             724        2,416,621          29,393
Annuity payments                                            --               --              --               --              --
Contract terminations:
  Surrender benefits and contract charges             (132,862)             (58)             --         (259,654)             --
  Death benefits                                       (30,780)              --              --          (27,190)             --
                                                       -------            -----             ---        ---------           -----
Increase (decrease) from contract transactions       1,500,204           70,087           1,594        5,780,161          61,432
                                                     ---------           ------           -----        ---------          ------
Net assets at beginning of year                      1,465,483               --              --        2,388,975              --
                                                     ---------             ----            ----        ---------             ---
Net assets at end of year                          $ 3,684,613         $ 80,940         $ 1,855      $ 9,698,008        $ 65,331
                                                   -----------         --------         -------      -----------        --------

Accumulation unit activity
Units outstanding at beginning of year               1,108,323               --              --        1,778,901              --
Contract purchase payments                             882,440           51,342             887        2,548,626          29,157
Net transfers(3)                                       288,019            5,312             582        1,606,765          26,459
Contract terminations:
  Surrender benefits and contract charges             (117,217)             (42)             --         (278,884)             --
  Death benefits                                       (20,817)              --              --          (17,813)             --
                                                     ---------           ------           -----        ---------          ------
Units outstanding at end of year                     2,140,748           56,612           1,469        5,637,595          55,616
                                                     ---------           ------           -----        ---------          ------

(1)For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
(3)Includes  transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                Segregated Asset Subaccounts
Operations                                               ETC(1)            EHG(1)          EAS(1)           EEG(1)         EFG(1)
Investment income (loss) - net                          $ (152)           $ (17)          $ (36)             $ 6          $ (132)
Net realized gain (loss) on investments                     59               --               3               --             126
Net change in unrealized appreciation
or depreciation of investments                          17,649              (39)          3,406              511           2,772
                                                        ------              ---           -----              ---           -----
Net increase (decrease) in net assets
resulting from operations                               17,556              (56)          3,373              517           2,766
                                                        ------              ---           -----              ---           -----

Contract transactions
Contract purchase payments                              80,862            5,440          33,331            1,161          52,322
Net transfers(2)                                        48,691            1,887              --            5,715          20,119
Annuity payments                                            --               --              --               --              --
Contract terminations:
  Surrender benefits and contract charges                  (59)              --              --               --              --
  Death benefits                                            --               --              --               --              --
                                                        ------              ---           -----              ---           -----
Increase (decrease) from contract transactions         129,494            7,327          33,331            6,876          72,441
                                                       -------            -----          ------            -----          ------
Net assets at beginning of year                             --               --              --               --              --
                                                        ------              ---           -----              ---           -----
Net assets at end of year                            $ 147,050          $ 7,271        $ 36,704          $ 7,393        $ 75,207
                                                     ---------          -------        --------          -------        --------

Accumulation unit activity
Units outstanding at beginning of year                      --               --              --               --              --
Contract purchase payments                              67,333            5,404          30,841            1,180          51,905
Net transfers2                                          37,885            1,878              --            4,446          19,540
Contract terminations:
  Surrender benefits and contract charges                  (43)              --              --               --              --
  Death benefits                                            --               --              --               --              --
                                                        ------              ---           -----              ---           -----
Units outstanding at end of year                       105,175            7,282          30,841            5,626          71,445
                                                       -------            -----          ------            -----          ------

(1)For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                            Segregated Asset Subaccounts
Operations                                                EFM(1)          EFO(1)           ERE(1)           EMU(1)         EIS(1)
Investment income (loss) - net                           $ 271           $ (394)           $ (3)           $ (20)           $ (3)
Net realized gain (loss) on investments                    100           17,694              --               --              --
Net change in unrealized appreciation
or depreciation of investments                           6,689            5,912              (8)             787              43
                                                         -----            -----              --              ---              --
Net increase (decrease) in net assets
resulting from operations                                7,060           23,212             (11)             767              40
                                                         -----           ------             ---              ---              --

Contract transactions
Contract purchase payments                              18,976           33,832             870            1,178             870
Net transfers(2)                                        28,938          (16,784)             --           30,377              --
Annuity payments                                            --               --              --               --              --
Contract terminations:
  Surrender benefits and contract charges                   --               --              --               --              --
  Death benefits                                            --               --              --               --              --
                                                         -----           ------             ---              ---              --
Increase (decrease) from contract transactions          47,914           17,048             870           31,555             870
                                                        ------           ------             ---           ------             ---
Net assets at beginning of year                             --               --              --               --              --
                                                        ------           ------             ---           ------             ---
Net assets at end of year                             $ 54,974         $ 40,260           $ 859         $ 32,322           $ 910
                                                      --------         --------           -----         --------           -----

Accumulation unit activity
Units outstanding at beginning of year                      --               --              --               --              --
Contract purchase payments                              18,546           29,861             889            1,194             890
Net transfers(2)                                        25,688            2,770              --           29,694              --
Contract terminations:
  Surrender benefits and contract charges                   --               --              --               --              --
  Death benefits                                            --               --              --               --              --
                                                        ------           ------             ---           ------             ---
Units outstanding at end of year                        44,234           32,631             889           30,888             890
                                                        ------           ------             ---           ------             ---

(1)For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.


American Enterprise Variable Annuity Account -- American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                            Segregated Asset Subaccounts
Operations                                              JCG(1)           JUS(1)          JGL(1)           JIF(1)          EDE(1)
Investment income (loss) - net                         $ 4,799          $ 3,685         $ 1,191          $ 2,331         $ 2,401
Net realized gain (loss) on investments                     14            1,046             174                6              95
Net change in unrealized appreciation
or depreciation of investments                          14,521           23,994          (1,177)           1,942            (681)
                                                        ------           ------          ------            -----            ----
Net increase (decrease) in net assets
resulting from operations                               19,334           28,725             188            4,279           1,815
                                                        ------           ------             ---            -----           -----

Contract transactions
Contract purchase payments                             122,121          401,524          21,346           11,840          40,435
Net transfers(2)                                       119,756          109,571          11,753           22,521          11,816
Annuity payments                                            --               --              --               --              --
Contract terminations:
  Surrender benefits and contract charges                   --              (57)             --               --              --
  Death benefits                                            --               --              --               --              --
                                                        ------           ------          ------            -----            ----
Increase (decrease) from contract transactions         241,877          511,038          33,099           34,361          52,251
                                                       -------          -------          ------           ------          ------
Net assets at beginning of year                             --               --              --               --              --
                                                        ------           ------          ------            -----            ----
Net assets at end of year                            $ 261,211        $ 539,763        $ 33,287         $ 38,640        $ 54,066
                                                     ---------        ---------        --------         --------        --------

Accumulation unit activity
Units outstanding at beginning of year                      --               --              --               --              --
Contract purchase payments                             115,561          376,243          22,245           11,022          39,144
Net transfers(2)                                       110,499          104,278          12,083           19,473          11,562
Contract terminations:
  Surrender benefits and contract charges                   --              (51)             --               --              --
  Death benefits                                            --               --              --               --              --
                                                        ------           ------          ------            -----            ----
Units outstanding at end of year                       226,060          480,470          34,328           30,495          50,706
                                                       -------          -------          ------           ------          ------

(1)For period Sept. 22, 1999 (commencemenet of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                           Segregated Asset Subaccounts
Operations                                                ERQ(1)            ERI(1)        END(1)           ERS(1)          EUT(1)
Investment income (loss) - net                            $ 36              $ 9         $ 1,512           $ (157)          $ (31)
Net realized gain (loss) on investments                     --               --              21              111               1
Net change in unrealized appreciation
or depreciation of investments                               7              101          16,528           17,442           1,871
                                                             -              ---          ------           ------           -----
Net increase (decrease) in net assets
resulting from operations                                   43              110          18,061           17,396           1,841
                                                            --              ---          ------           ------           -----

Contract transactions
Contract purchase payments                               1,160            1,160          75,476          227,648          22,501
Net transfers(2)                                            --               --             251           35,998          12,005
Annuity payments                                            --               --              --               --              --
Contract terminations:
  Surrender benefits and contract charges                   --               --              --               --             (57)
  Death benefits                                            --               --              --               --              --
                                                           ---              ---          ------           ------           -----
Increase (decrease) from contract transactions           1,160            1,160          75,727          263,646          34,449
                                                         -----            -----          ------          -------          ------
Net assets at beginning of year                             --               --              --               --              --
                                                         -----            -----          ------          -------          ------
Net assets at end of year                              $ 1,203          $ 1,270        $ 93,788        $ 281,042        $ 36,290
                                                       -------          -------        --------        ---------        --------

Accumulation unit activity
Units outstanding at beginning of year                      --               --              --               --              --
Contract purchase payments                               1,190            1,184          63,747          209,115          19,749
Net transfers(2)                                            --               --             197           32,828          10,479
Contract terminations:
  Surrender benefits and contract charges                   --               --              --               --             (48)
  Death benefits                                            --               --              --               --              --
                                                         -----            -----          ------          -------          ------
Units outstanding at end of year                         1,190            1,184          63,944          241,943          30,180
                                                         -----            -----          ------          -------          ------

(1)For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                       Segregated Asset Subaccounts
Operations                                              EPG               EPL(1)          EPN(1)           EMC(1)          EPR(1)
Investment income (loss) - net                        $ 78,511           $ (631)          $ (71)         $ 2,648           $ 140
Net realized gain (loss) on investments                 (6,058)          28,632              81               --              --
Net change in unrealized appreciation
or depreciation of investments                        (265,626)          39,902          10,563              497             (33)
                                                      --------           ------          ------              ---             ---
Net increase (decrease) in net assets
resulting from operations                             (193,173)          67,903          10,573            3,145             107
                                                      --------           ------          ------            -----             ---

Contract transactions
Contract purchase payments                           2,903,937           70,121          30,681           19,922           1,160
Net transfers(2)                                     2,189,715          323,810          12,495           19,543              --
Annuity payments                                            --               --              --               --              --
Contract terminations:
  Surrender benefits and contract charges              (79,588)              --             (60)              --              --
  Death benefits                                       (20,046)              --              --               --              --
                                                      --------           ------          ------              ---             ---
Increase (decrease) from contract transactions       4,994,018          393,931          43,116           39,465           1,160
                                                     ---------          -------          ------           ------           -----
Net assets at beginning of year                        282,131               --              --               --              --
                                                      --------           ------          ------              ---             ---
Net assets at end of year                          $ 5,082,976        $ 461,834        $ 53,689         $ 42,610         $ 1,267
                                                   -----------        ---------        --------         --------         -------

Accumulation unit activity
Units outstanding at beginning of year                 238,893               --              --               --              --
Contract purchase payments                           2,446,691           61,197          25,283           18,922           1,208
Net transfers(2)                                     1,788,367          285,429           9,842           18,166              --
Contract terminations:
  Surrender benefits and contract charges             (155,678)              --             (41)              --              --
  Death benefits                                       (15,916)              --              --               --              --
                                                      --------           ------          ------              ---             ---
Units outstanding at end of year                     4,302,357          346,626          35,084           37,088           1,208
                                                     ---------          -------          ------           ------           -----

(1)For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- American Express Signature Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                           Segregated Asset Subaccounts
                                                                                              Combined
                                                                                              Variable
Operations                                                EIC(1)          EUC(1)               Account
Investment income (loss) - net                           $ (41)           $ (19)             $ 2,413,873
Net realized gain (loss) on investments                      6                1                  210,124
Net change in unrealized appreciation
or depreciation of investments                           6,926            1,246                3,491,189
                                                         -----            -----                ---------
Net increase (decrease) in net assets
resulting from operations                                6,891            1,228                6,115,186
                                                         -----            -----                ---------

Contract transactions
Contract purchase payments                              35,065            1,412               15,226,846
Net transfers2                                              --           19,543               10,995,951
Annuity payments                                            --               --                     (873)
Contract terminations:
  Surrender benefits and contract charges                   --               --               (3,899,478)
  Death benefits                                            --               --                 (438,755)
                                                         -----            -----                ---------
Increase (decrease) from contract transactions          35,065           20,955               21,883,691
                                                        ------           ------               ----------
Net assets at beginning of year                             --               --               30,958,306
                                                        ------           ------               ----------
Net assets at end of year                             $ 41,956         $ 22,183             $ 58,957,183
                                                      --------         --------             ------------

Accumulation unit activity
Units outstanding at beginning of year                      --               --
Contract purchase payments                              27,774            1,394
Net transfers2                                              --           17,855
Contract terminations:
  Surrender benefits and contract charges                   --               --
  Death benefits                                            --               --
                                                        ------           ------
Units outstanding at end of year                        27,774           19,249
                                                        ------           ------

(1)For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account -- American Express Signature Variable Annuity SM

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under
Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company
(American  Enterprise Life) under the Investment Company Act of 1940, as amended
(the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                            Investment Manager
---------------- ----------------------------------------------------------- -------------------------------------------------
EVB              AXP(R)Variable Portfolio - Blue Chip Advantage Fund         IDS Life Insurance Company 1
ESI              AXP(R)Variable Portfolio - Bond Fund                        IDS Life Insurance Company 1
ECR              AXP(R)Variable Portfolio - Capital Resource Fund            IDS Life Insurance Company 1
EMS              AXP(R)Variable Portfolio - Cash Management Fund             IDS Life Insurance Company 1
EVD              AXP(R)Variable Portfolio - Diversified Equity Income Fund   IDS Life Insurance Company 1
EIA              AXP(R)Variable Portfolio - Extra Income Fund                IDS Life Insurance Company 1
EVF              AXP(R)Variable Portfolio - Federal Income Fund              IDS Life Insurance Company 1
EVG              AXP(R)Variable Portfolio - Growth Fund                      IDS Life Insurance Company 1
EMG              AXP(R)Variable Portfolio - Managed Fund                     IDS Life Insurance Company 1
EGD              AXP(R)Variable Portfolio - New Dimensions Fund(R)           IDS Life Insurance Company 1
EVS              AXP(R)Variable Portfolio - Small Cap Advantage Fund         IDS Life Insurance Company 2
ECA              AIM V.I. Capital Appreciation Fund                          A I M Advisors, Inc.
ECD              AIM V.I. Capital Development Fund                           A I M Advisors, Inc.
EVA              AIM V.I. Value Fund                                         A I M Advisors, Inc.
EPP              Alliance VP Premier Growth Portfolio (Class B)              Alliance Capital Management, L.P.
ETC              Alliance VP Technology Portfolio (Class B)                  Alliance Capital Management, L.P.
EHG              Alliance VP U.S. Government/High Grade Securities           Alliance Capital Management, L.P.
                 Portfolio (Class B)
EAS              Baron Capital Asset Fund - Insurance Shares                 BAMCO, Inc.
EEG              Credit Suisse Warburg Pincus Trust - Emerging Growth        Credit Suisse Asset Management, LLC
                 Portfolio
EFG              Fidelity VIP III Growth & Income Portfolio (Service Class)  Fidelity Management & Research Company (FMR)3
EFM              Fidelity VIP III Mid Cap Portfolio (Service Class)          Fidelity Management & Research Company (FMR)3
EFO              Fidelity VIP Overseas Portfolio (Service Class)             Fidelity Management & Research Company (FMR)4
ERE              FTVIPT Franklin Real Estate Fund - Class 2                  Franklin Advisers, Inc.
EMU              FTVIPT Mutual Shares Securities Fund - Class 2              Franklin Mutual Advisers, LLC
EIS              FTVIPT Templeton International Smaller Companies Fund -     Templeton Investment Counsel, LLC
                 Class 2
JCG              Goldman Sachs VIT Capital Growth Fund                       Goldman Sachs Asset Management
JUS              Goldman Sachs VIT CORESM U.S. Equity Fund                   Goldman Sachs Asset Management
JGL              Goldman Sachs VIT Global Income Fund                        Goldman Sachs Asset Management International
JIF              Goldman Sachs VIT International Equity Fund                 Goldman Sachs Asset Management International
EIT              Goldman Sachs VIT Internet Tollkeeper FundSM                Goldman Sachs Asset Management
EJA              Janus Aspen Series Aggressive Growth Portfolio: Service     Janus Capital
                 Shares
EJT              Janus Aspen Series Global Technology Portfolio: Service     Janus Capital
                 Shares
EJG              Janus Aspen Series Growth Portfolio: Service Shares         Janus Capital
EJI              Janus Aspen Series International Growth Portfolio:          Janus Capital
                 Service Shares
EDE              J.P. Morgan U.S. Disciplined Equity Portfolio               J.P. Morgan
ERQ              Lazard Retirement Equity Portfolio                          Lazard Asset Management
ERI              Lazard Retirement International Equity Portfolio            Lazard Asset Management
END              MFS(R)New Discovery Series - Initial Class                  MFS Investment Management(R)
ERS              MFS(R)Research Series - Initial Class                       MFS Investment Management(R)
EUT              MFS(R)  Utilities  Series - Initial Class                   MFS Investment  Management(R)
EPG              Putnam  VT  Growth  and  Income  Fund  -- Class IB Shares   Putnam Investment Management, LLC
EPL              Putnam  VT  International Growth  Fund -- Class IB Shares   Putnam Investment Management, LLC
EPN              Putnam VT International New Opportunities Fund -- Class IB  Putnam Investment Management, LLC
                 Shares
EMC              Royce Micro-Cap Portfolio                                   Royce & Associates, Inc.
EPR              Royce Small-Cap Portfolio                                   Royce & Associates, Inc.
ETV              Third Avenue Value Portfolio                                EQSF Advisers, Inc.
EIC              Wanger International Small Cap                              Liberty Wanger Asset Management, L.P.
EUC              Wanger U.S. Small Cap                                       Liberty Wanger Asset Management, L.P.

1 American Express Financial Corporation (AEFC) is the investment adviser.
2 AEFC  is  the  investment  adviser.  Kenwood  Capital  Management  LLC is the sub-investment  adviser.
3 FMR U.K.  and FMR Far  East  are the  sub-investment advisers.
4 FMR U.K., FMR Far East, Fidelity  International  Investment Advisors and FIIA
  U.K. are the sub-investment advisers.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the subaccounts.

4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full withdrawal.

6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $662,606 in 2000 and $479,554 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

Subaccount      Investment                                                       Shares       NAV
EVB             AXP(R)Variable Portfolio - Blue Chip Advantage Fund              25,704     $9.88
ESI             AXP(R)Variable Portfolio - Bond Fund                          1,261,624     10.37
ECR             AXP(R)Variable Portfolio - Capital Resource Fund                453,215     26.57
EMS             AXP(R)Variable Portfolio - Cash Management Fund               5,548,172      1.00
EVD             AXP(R)Variable Portfolio - Diversified Equity Income Fund         1,649     10.01
EIA             AXP(R)Variable Portfolio - Extra Income Fund                     69,979      6.99
EVF             AXP(R)Variable Portfolio - Federal Income Fund                    7,286     10.17
EVG             AXP(R)Variable Portfolio - Growth Fund                           15,672      9.43
EMG             AXP(R)Variable Portfolio - Managed Fund                         765,334     17.68
EGD             AXP(R)Variable Portfolio - New Dimensions Fund(R)               297,237     19.21
EVS             AXP(R)Variable Portfolio - Small Cap Advantage Fund               1,751     11.20
ECA             AIM V.I. Capital Appreciation Fund                              122,758     30.84
ECD             AIM V.I. Capital Development Fund                                49,731     12.99
EVA             AIM V.I. Value Fund                                             603,807     27.31
EPP             Alliance VP Premier Growth Portfolio (Class B)                  100,511     31.93
ETC             Alliance VP Technology Portfolio (Class B)                       97,971     24.90
EHG             Alliance VP U.S. Government/High Grade Securities
                Portfolio (Class B)                                              67,650     11.64
EAS             Baron Capital Asset Fund - Insurance Shares                     108,220     17.26
EEG             Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio   78,898     12.86
EFG             Fidelity VIP III Growth & Income Portfolio (Service Class)       91,026     15.19
EFM             Fidelity VIP III Mid Cap Portfolio (Service Class)              217,798     20.22
EFO             Fidelity VIP Overseas Portfolio (Service Class)                  25,472     19.94
ERE             FTVIPT Franklin Real Estate Fund - Class 2                       14,252     17.36
EMU             FTVIPT Mutual Shares Securities Fund - Class 2                   13,936     14.22
EIS             FTVIPT Templeton International Smaller
                Companies - Class 2                                               9,791     10.74
JCG             Goldman Sachs VIT Capital Growth Fund                            52,409     12.09
JUS             Goldman Sachs VIT CORESM U.S. Equity Fund                        98,311     12.48
JGL             Goldman Sachs VIT Global Income Fund                             42,410      9.75
JIF             Goldman Sachs VIT International Equity Fund                      17,051     11.78
EIT             Goldman Sachs VIT Internet Tollkeeper FundSM                     31,603      6.80
EJA             Janus Aspen Series Aggressive Growth Portfolio: Service Shares   33,412     35.97
EJT             Janus Aspen Series Global Teshnology Portfolio: Service Shares   93,270      6.55
EJG             Janus Aspen Series Growth Portfolio: Service Shares              76,637     26.36
EJI             Janus Aspen Series International Growth Portfolio: Service Shares33,374     30.64
EDE             J.P. Morgan U.S. Disciplined Equity Portfolio                    41,813     14.90
ERQ             Lazard Retirement Equity Portfolio                               15,051     10.20
ERI             Lazard Retirement International Equity Portfolio                  4,919     12.01
END             MFS(R)New Discovery Series - Initial Class                      189,102     16.61
ERS             MFS(R)Research Series - Initial Class                            97,136     20.80
EUT             MFS(R)Utilities Series - Initial Class                          103,210     23.57
EPG             Putnam VT Growth and Income Fund-- Class IB Shares              322,959     25.76
EPL             Putnam VT International Growth Fund-- Class IB Shares           147,371     17.67
EPN             Putnam VT International New Opportunities Fund-- Class IB Shares 56,381     13.67
EMC             Royce Micro-Cap Portfolio                                        45,215      7.05
EPR             Royce Small-Cap Portfolio                                        39,149      6.40
ETV             Third Avenue Value Portfolio                                      4,652     15.21
EIC             Wanger International Small Cap                                   16,053     28.49
EUC             Wanger U.S. Small Cap                                            12,050     19.99

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                                                               Year ended Dec. 31,
Subaccount       Investment                                                                  2000            1999
EVB1             AXP(R)Variable Portfolio - Blue Chip Advantage Fund                          $276,263           $  --
ESI              AXP(R)Variable Portfolio - Bond Fund                                        3,173,327       4,264,147
ECR              AXP(R)Variable Portfolio - Capital Resource Fund                            3,178,260       3,258,677
EMS              AXP(R)Variable Portfolio - Cash Management Fund                            23,690,904       3,721,067
EVD1             AXP(R)Variable Portfolio - Diversified Equity Income Fund                      19,281              --
EIA2             AXP(R)Variable Portfolio - Extra Income Fund                                  605,365         359,305
EVF1             AXP(R)Variable Portfolio - Federal Income Fund                                 78,821              --
EVG1             AXP(R)Variable Portfolio - Growth Fund                                        194,814              --
EMG              AXP(R)Variable Portfolio - Managed Fund                                     3,742,448       3,779,798
EGD              AXP(R)Variable Portfolio - New Dimensions Fund(R)                           3,563,534       1,646,330
EVS1             AXP(R)Variable Portfolio - Small Cap Advantage Fund                            26,896              --
ECA2             AIM V.I. Capital Appreciation Fund                                          5,020,196          71,340
ECD3             AIM V.I. Capital Development Fund                                             768,599           1,594
EVA              AIM V.I. Value Fund                                                        10,719,033       5,993,303
EPP3             Alliance VP Premier Growth Portfolio (Class B)                              6,218,105          64,897
ETC3             Alliance VP Technology Portfolio (Class B)                                  4,059,598         136,602
EHG3             Alliance VP U.S. Government/High Grade Securities Portfolio (Class B)         828,948           7,327
EAS3             Baron Capital Asset Fund - Insurance Shares                                 2,138,651          33,331
EEG3             Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio              3,134,876           6,889
EFG3             Fidelity VIP III Growth & Income Portfolio (Service Class)                  1,599,638          75,844
EFM3             Fidelity VIP III Mid Cap Portfolio (Service Class)                          5,181,148          55,196
EFO3             Fidelity VIP Overseas Portfolio (Service Class)                               974,117         187,032
ERE3             FTVIPT Franklin Real Estate Fund - Class 2                                    334,194             870
EMU3             FTVIPT Mutual Shares Securities Fund - Class 2                                155,889          31,563
EIS3             FTVIPT Templeton International Smaller Companies Fund - Class 2               109,269             870
JCG3             Goldman Sachs VIT Capital Growth Fund                                         901,372         246,925
JUS3             Goldman Sachs VIT CORESM U.S. Equity Fund                                   1,392,990         550,754
JGL3             Goldman Sachs VIT Global Income Fund                                          486,451          99,487
JIF3             Goldman Sachs VIT International Equity Fund                                   435,070          36,793
EIT1             Goldman Sachs VIT Internet Tollkeeper FundSM                                  309,739              --
EJA1             Janus Aspen Series Aggressive Growth Portfolio: Service Shares              1,668,510              --
EJT1             Janus Aspen Series Global Technology Portfolio: Service Shares                878,219              --
EJG1             Janus Aspen Series Growth Portfolio: Service Shares                         2,434,460              --
EJI1             Janus Aspen Series International Growth Portfolio: Service Shares           1,357,947              --
EDE3             J.P. Morgan U.S. Disciplined Equity Portfolio                                 952,901          58,083
ERQ3             Lazard Retirement Equity Portfolio                                            183,972           1,200
ERI3             Lazard Retirement International Equity Portfolio                              190,945           1,173
END3             MFS(R)New Discovery Series - Initial Class                                  3,574,820          77,367
ERS3             MFS(R)Research Series - Initial Class                                       2,042,987         267,009
EUT3             MFS(R)Utilities Series - Initial Class                                      2,736,972          34,449
EPG              Putnam VT Growth and Income Fund-- Class IB Shares                          3,569,720       5,266,904
EPL3             Putnam VT International Growth Fund-- Class IB Shares                       6,617,463         577,265
EPN3             Putnam VT International New Opportunities Fund-- Class IB Shares            7,629,510          44,979
EMC3             Royce Micro-Cap Portfolio                                                     266,990          42,159
EPR3             Royce Small-Cap Portfolio                                                     319,586           1,304
ETV1             Third Avenue Value Portfolio                                                   87,118              --
EIC3             Wanger International Small Cap                                                923,999          35,065
EUC3             Wanger U.S. Small Cap                                                         225,210          20,955
---------------- ---------------------------------------------------------------------- --------------- ---------------
                 Combined Variable Account                                                $118,979,125     $31,057,853
---------------- ---------------------------------------------------------------------- --------------- ---------------

1 Operations commenced on May 2, 2000.
2 Operations commenced on Aug. 26, 1999.
3 Operations commenced on Sept. 22, 1999.



43444-20 E (7/01)

PART C.


Item 24.          Financial Statements and Exhibits

(a)      Financial Statements included in Part A of this Registration Statement:

    American Enterprise Life Insurance Company

     Balance sheet as of March 31, 2001
     Statements of Income as of March 31, 2001 and 2000.
     Statements of Cash Flows as of March 31, 2001 and 2000.
     Notes to Financial Statements.

     Report of Independent Auditors dated Feb. 8, 2001.
     Balance sheets as of Dec. 31, 2000 and 1999.
     Statements of Income for the years ended Dec. 31, 2000, 1999, and 1998. Statements of Stockholder's Equity for the three years ended Dec. 31, 2000 Statements of Cash Flows for the years ended Dec. 31, 2000, 1999, and 1998. Notes to Financial Statements.

         Financial Statements included in Part B of this Registration Statement:

      American Enterprise Variable Annuity Account

         Report of Independent Auditors dated March 23, 2001.
         Statements of Net Assets for the year ended Dec. 31, 2000.
         Statements of Operations for the period ended Dec. 31, 2000.
         Statements of Changes in Net Assets for the period ended Dec. 31, 2000. Notes to Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life establishing 37 additional subaccounts within the separate account dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit 1.3 to Registrant's Post - Effective Amendment No.2 to Registation Statement No. 333 - 74865, filed on or about April 28, 2000, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life establishing 1 additional subaccount within the separate account dated April 25, 2000, filed electronically as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

2.       Not applicable.

3. Form of Master General Agent Agreement for American Enterprise Life Insurance Company Variable Annuities (form 9802B) filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1      Form of Deferred Annuity Contract (form 43431) filed electronically as
         Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.2      Form of Roth IRA  Endorsement  (form  43094) filed  electronically  as
         Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.3 Form of SEP-IRA Endorsement (form 43433) filed electronically herewith as Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.4      Form of TSA Endorsement  (form 43413) filed  electronically as Exhibit
         4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

4.5 Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) (form 240186), filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.6 Form of 5% Accumulation Death Benefit Rider (form 240183), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 8, 1999, is incorporated by reference.

4.7 Form of 8% Performance Credit Rider (form 240187), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 30, 1999, is incorporated by reference.

5. Form of Variable Annuity Application (form 43432) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2      Amended By-Laws of American  Enterprise Life, filed  electronically as
         Exhibit 6.2 to American Enterprise Variable Annuity Account's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance
         Company,   dated  Sept.  1,  1999,  filed   electronically  as  Exhibit
         1.A.(8)(o) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121 filed on or about April 25, 2001, is incorporated by reference.

8.2 (a) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated January 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Life Personal Portfolio Plus 2's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated by reference.

8.2 (b)  Form of  Amendment  No.  4 to  Participation  Agreement  among  Putnam
         Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company dated June 15, 1999 filed electronically as Exhibit 8.2(b) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.3      Form of  Participation  Agreement  among Templeton  Variable  Products
         Series Fund, Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and American Enterprise Life Insurance Company filed electronically as Exhibit 8.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.4 (a) Copy of Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and American Enterprise Life Insurance Company, dated April 1, 1999, filed electronically as Exhibit 8.4(a) to American Enterprise Variable Annuity Account'sPre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.4 (b)  Form of  Amendment 1 to Schedule 2 to  Participation  Agreement  among
         Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and American Enterprise Life Insurance Company, filed electronically as
         Exhibit 8.4(b) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.4 (c)  Form of  Amendment 1 to Schedule 3 to  Participation  Agreement  among
         Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and American Enterprise Life Insurance Company filed electronically as
         Exhibit 8.4(c) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.5 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.6 Copy of Participation Agreement by and among Baron Capital Funds Trust and BAMCO, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(j) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.7 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
         Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.7 (b) Copy of Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
         Exhibit 1.A.(8)(b) American Enterprise Variable Life Account's to Pre-Effective Amendment No. 1 to Registration Statement
         No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.8 Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

8.9 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors Inc., Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(l) to American Enterprise Variable Life Account's Post- Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.10 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.11 Copy of Participation Agreement by and among American Enterprise Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(p) to American Exterprise Variable Life Account's Post-Effective Amendment No. 2 to Registraition Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.      Consent  of  Independent  Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-74865, filed on or about April 28, 2000, is incorporated by reference.

14. Power of Attorney to sign this Post-Effective Amendment, dated April 25, 2001, filed electronically as Exhibit 24 to American Enterprise MVA Account's Post-Effective Amendment No. 7 to Registration Statement
         333-86297 on form S-1, filed on or about April 26, 2001, is incorporated by reference.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Gumer C. Alvero                       829 AXP Financial Center               Director, Chairman of the Board and
                                      Minneapolis, MN  55474                 Executive Vice President - Annuities

Lorraine R. Hart                      829 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       829 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Bruce A. Kohn                         829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Paul S. Mannweiler                    Indianapolis Power and Light           Director
                                      One Monument Circle
                                      P.O. Box 1595
                                      Indianapolis, IN  46206-1595

Eric L. Marhoun                       829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Mary Ellyn Minenko                    829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Teresa J. Rasmussen                   829 AXP Financial Center               Director, Vice President, General
                                      Minneapolis, MN  55474                 Counsel and Secretary

Stuart A. Sedlacek                    829 AXP Financial Center               Executive Vice President
                                      Minneapolis, MN  55474

Philip C. Wentzel                     829 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        829 AXP Financial Center               Vice President and Treasurer
                                      Minneapolis, MN  55474


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                            Jurisdiction of
Name of Subsidiary                                           Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.    New York

II. International Banking Services

     American Express Bank Ltd.                                Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                    Minnesota
     American Centurion Life Assurance Company                 New York
     American Enterprise Investment Services Inc.              Minnesota
     American Enterprise Life Insurance Company                Indiana
     American Express Asset Management Group Inc.              Minnesota
     American Express Asset Management International Inc.      Delaware
     American Express Asset Management International
       (Japan) Ltd.                                            Japan
     American Express Asset Management Ltd.                    England
     American Express Client Service Corporation               Minnesota
     American Express Corporation                              Delaware
     American Express Financial Advisors Inc.                  Delaware
     American Express Financial Corporation                    Delaware
     American Express Insurance Agency of Arizona Inc.         Arizona
     American Express Insurance Agency of Idaho Inc.           Idaho
     American Express Insurance Agency of Nevada Inc.          Nevada
     American Express Insurance Agency of Oregon Inc.          Oregon
     American Express Minnesota Foundation                     Minnesota
     American Express Property Casualty Insurance Agency
       of Kentucky Inc.                                        Kentucky
     American Express Property Casualty Insurance Agency
       of Maryland Inc.                                        Maryland
     American Express Property Casualty Insurance Agency
       of Pennsylvania Inc.                                    Pennsylvania
     American Express Trust Company                            Minnesota
     American Partners Life Insurance Company                  Arizona
     IDS Cable Corporation                                     Minnesota
     IDS Cable II Corporation                                  Minnesota
     IDS Capital Holdings Inc.                                 Minnesota
     IDS Certificate Company                                   Delaware
     IDS Futures Corporation                                   Minnesota
     IDS Insurance Agency of Alabama Inc.                      Alabama
     IDS Insurance Agency of Arkansas Inc.                     Arkansas
     IDS Insurance Agency of Massachusetts Inc.                Massachusetts
     IDS Insurance Agency of New Mexico Inc.                   New Mexico

     IDS Insurance Agency of North Carolina Inc.               North Carolina
     IDS Insurance Agency of Utah Inc.                         Utah
     IDS Insurance Agency of Wyoming Inc.                      Wyoming
     IDS Life Insurance Company                                Minnesota
     IDS Life Insurance Company of New York                    New York
     IDS Management Corporation                                Minnesota
     IDS Partnership Services Corporation                      Minnesota
     IDS Plan Services of California, Inc.                     Minnesota
     IDS Property Casualty Insurance Company                   Wisconsin
     IDS Real Estate Services, Inc.                            Delaware
     IDS Realty Corporation                                    Minnesota
     IDS Sales Support Inc.                                    Minnesota
     IDS Securities Corporation                                Delaware
     Investors Syndicate Development Corp.                     Nevada
     Public Employee Payment Company                           Minnesota

Item 27.          Number of Contract owners

                  On March 31, 2001, there were 515 qualified contract holders and 677 non-qualified contract holders.

Item 28.          Indemnification

                  The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

                  The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

                  The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29      Principal Underwriters



Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company.


(b)  As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Gumer C. Alvero                       Vice President - Annuities
200 AXP Financial Center
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Dudley Barksdale                      Vice President - Service
200 AXP Financial Center              Development
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd.              Francisco Bay Area
Suite 200
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Retail
200 AXP Financial Center              Distribution Services
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

James M. Cracchiolo                   Director, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Carol A. Holton                       Vice President - Third Party
200 AXP Financial Center              Distribution
Minneapolis, MN  55474

David R. Hubers                       Chairman of the Board
200 AXP Financial Center
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Diana R. Iannarone                    Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

Theodore M. Jenkin                    Group Vice President - Cleveland
                                      Metro

James M. Jensen                       Vice President - Advice and
200 AXP Financial Center              Retail Distribution Group
Minneapolis, MN  55474                Products, Compensation and Field
                                      Administration

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

John C. Junek                         Senior Vice President, General
200 AXP Financial Center              Counsel
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

Raymond G. Kelly                      Group Vice President - North Texas
Suite 250
801 East Campbell Road
Richardson, TX  75081

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Distribution
200 AXP Financial Center              Channel Marketing
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Senior Vice President - Products
200 AXP Financial Center              Group
Minneapolis, MN  55474

Barry J. Murphy                       Executive Vice President - U.S.
200 AXP Financial Center              Retail Group
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Scott M. Nelson                       Vice President - Alternative
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Kris Petersen                         Vice President - Non-propriety
200 AXP Financial Center              Products
Minneapolis, MN  55474

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James M. Punch                        Vice President - Branded Platform
200 AXP Financial Center              Project
Minneapolis, MN  55474

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Teresa J. Rasmussen                   Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

Ralph D. Richardson III               Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                     Group Vice President - Central
                                      California/Western Nevada

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President -
200 AXP Financial Center              Information and Technology
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Twin
200 AXP Financial Center              Cities Metro
Minneapolis, MN  55474

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

David L. Yowan                        Vice President and Treasurer
American Express Co.
New York

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001


Item 29(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $32,468,381            $662,606             None                  None
Financial Advisors
Inc.

Item 30.                            Location of Accounts and Records

             American Enterprise Life Insurance Company
             829 AXP Financial Center
             Minneapolis, MN  55402

Item 31.     Management Services

             Not applicable.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs
                  (1)-(4) of that no-action letter.

         (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 17th day of July, 2001.

                           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                           By American Enterprise Life Insurance Company
                                    (Sponsor)

                           By /s/  Carol A. Holton*
                                   Carol A. Holton
                                   President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 17th day of July, 2001.

Signature                                           Title

/s/  Gumer C. Alvero*                     Director, Chairman of the Board and
     Gumer C. Alvero                      Executive Vice President - Annuities

/s/  Carol A. Holton*                     Director, Vice President and Chief
     Carol A. Holton                      Executive Officer

______________________________            Director
     Paul S. Mannweiler

/s/  Teresa J. Rasmussen*                 Director, Vice President, General
     Teresa J. Rasmussen                  Counsel and Secretary

/s/  Stuart A. Sedlacek*                  Executive Vice President
     Stuart A. Sedlacek

/s/  Philip C. Wentzel*                   Vice President and Controller
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President and Treasurer
     David L. Yowan

***Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 24 to American Enterprise MVA Account's Post-Effective Amendment No. 7 to Registration Statement 333-86297 on form S-1, filed on or about April 26, 2001, is incorporated by reference.



By: /s/ James M. Odland
    -------------------
        James M. Odland

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 4
  TO REGISTRATION STATEMENT No. 333-74865

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements

Part C.

         Other Information.

         The signatures.

         Exhibits.